SPARTAN(registered trademark)


(registered trademark)
ARIZONA
MUNICIPAL
FUNDS


ANNUAL REPORT
AUGUST 31, 1995
CONTENTS



PRESIDENT'S MESSAGE                                3     Ned Johnson on investing
                                                         strategies.

SPARTAN ARIZONA MUNICIPAL INCOME PORTFOLIO

 PERFORMANCE                                       4     How the fund has done over time.

 FUND TALK                                         7     The manager's review of fund
                                                         performance, strategy and outlook.

 INVESTMENT CHANGES                                10    A summary of major shifts in the
                                                         fund's investments over the past six
                                                         months
                                                         and the life of the fund.

 INVESTMENTS                                       11    A complete list of the fund's
                                                         investments with their market
                                                         values.

 FINANCIAL STATEMENTS                              15    Statements of assets and liabilities,
                                                         operations, and changes in net
                                                         assets, as well as financial
                                                         highlights.

SPARTAN ARIZONA MUNICIPAL MONEY MARKET PORTFOLIO

 PERFORMANCE                                       19    How the fund has done over time.

 FUND TALK                                         21    The manager's review of fund
                                                         performance, strategy and outlook.

 INVESTMENT CHANGES                                23    A summary of major shifts in the
                                                         fund's investments over the past six
                                                         months
                                                         and the life of the fund.

 INVESTMENTS                                       24    A complete list of the fund's
                                                         investments with their market
                                                         values.

 FINANCIAL STATEMENTS                              28    Statements of assets and liabilities,
                                                         operations, and changes in net
                                                         assets, as well as financial
                                                         highlights.

NOTES                                              32    Notes to the financial statements.

REPORT OF INDEPENDENT
ACCOUNTANTS                                        35    The auditors' opinion.



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
SPARTAN ARIZONA MUNICIPAL INCOME PORTFOLIO

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Each figure includes changes in a fund's share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells bonds that have grown in value), and the effect of the $5 account closeout fee. You can also look at the fund's income. If Fidelity had not reimbursed certain fund expenses during the period shown, the total return, dividend, and yield would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED AUGUST 31, 1995                             LIFE OF
                                                         FUND

Spartan Arizona Municipal Income                         11.73%

Lehman Brothers Municipal Bond Index                     n/a

Average Arizona Municipal Bond Fund                      n/a

Consumer Price Index                                     2.34%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case since the fund started on October 11, 1994. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. Once the fund is a year old, you can compare the fund's returns to the performance of the Lehman Brothers Municipal Bond Index - a broad gauge of the municipal bond market. To measure how the fund's performance stacked up against its peers (again, once it's a year old), you also will be able to compare it to the average Arizona municipal bond fund. Both benchmarks will include reinvested dividends and capital gains, if any. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The CPI returns begin on the month end closest to the fund's start date.)
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year. Average annual returns for the fund and its benchmarks will appear in the fund's next report.
$10,000 OVER LIFE OF FUND
              Spartan Arizona MunMunicipal Bond Ind
     10/31/94           10000.00          10000.00
     11/30/94            9820.11           9819.20
     12/31/94           10064.35          10035.32
     01/31/95           10414.23          10322.13
     02/28/95           10773.06          10622.30
     03/31/95           10866.46          10744.35
     04/30/95           10885.64          10757.03
     05/31/95           11219.72          11100.28
     06/30/95           11111.21          11003.16
     07/31/95           11215.14          11107.47
     08/31/95           11372.18          11248.31

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Spartan Arizona Municipal Income Portfolio on October 31, 1994, shortly after the fund started. As the chart shows, by August 31, 1995, the value of your investment would have grown to $11,372 - a 13.72% increase on your initial investment. This assumes you still own the fund on August 31, 1995 and therefore does not include the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,248 - a 12.48% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
            OCTOBER 11, 1994
            (COMMENCEMENT
            OF OPERATIONS) TO
            AUGUST 31,

            1995

Dividend return     5.34%

Capital appreciation
 return     6.39%

Total return     11.73%
DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee.
DIVIDENDS AND YIELD

PERIODS ENDED AUGUST 31, 1995            PAST          PAST 6         LIFE OF
                                         MONTH         MONTHS         FUND

Dividends per share                      4.76(cents)   28.92(cents)   50.36(cents)

Annualized dividend rate                 5.35%         5.46%          5.53%

30-day annualized yield                  5.31%         -              -

30-day annualized tax-equivalent yield   8.79%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.48 over the past month, $10.51 over the past six months and $10.22 over the life of fund, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 39.58% combined effective 1995 federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable. If the advisor had not reimbursed certain portfolio expenses during the period shown, the yield and tax-equivalent yield would have been 4.86% and 8.04%, respectively.
SPARTAN ARIZONA MUNICIPAL INCOME PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The municipal bond market posted
strong returns for the 12 months
ended August 31, 1995. For the
12-month period, the Lehman
Brothers Municipal Bond Index - a
broad measure of the tax-free
market - had a total return of
8.87%. By comparison, the
Lehman Brothers Aggregate Bond
Index - a proxy of
investment-grade taxable bonds -
returned 11.30%. A strong rally
starting in November 1994 helped
municipal bonds recover from the
effects of the sharply rising interest
rate environment seen through
much of 1994. A relatively tame
inflationary environment coupled
with indications of a slowing
economy encouraged bond
investors, helping to push interest
rates down throughout the period.
In addition, the Federal Reserve
Board - seeking to prevent the
economy from going into recession
- eased formerly tight credit
conditions by lowering the fed funds
rate - the rate banks charge each
other for overnight loans - by 0.25%
on July 6 to 5.75%. Performance
among taxable and tax-free issues
was not uniform during the period.
While municipal bonds performed
better than comparable Treasury
issues in the first quarter of 1995, this trend reversed later in the year.
Ongoing concerns related to the
bankruptcy of Orange County,
California, and the threat of tax
reform dampened investor interest,
causing muni prices to compress
relative to taxable issues. The rally
rekindled at the end of August, aided
by a tightening supply of municipal
debt securities.
NOTE TO SHAREHOLDERS: On October 1, 1995, Jonathan Short (right photo) became portfolio manager of Spartan Arizona Municipal Income Portfolio. The following is an interview with Maureen Newman - who managed the fund during the period covered by this report - with some comments from Jon Short on what's ahead for the fund and his outlook for the Arizona economy.
Q. HOW DID THE FUND PERFORM, MAUREEN?
M.N. The municipal bond market has enjoyed a fairly significant rally in 1995 and the fund's performance reflects that. But since the fund has been operating for less than a full year, any comparison of its performance with other funds of its type would be misleading. That said, from the start of its operations on October 11, 1994, through August 31, 1995, the fund returned 11.73%.
Q. HOW DID YOU ALTER YOUR STRATEGY TO TAKE ADVANTAGE OF DECLINING INTEREST RATES DURING THE PAST SIX MONTHS?
M.N. Up until the early summer, the yield curve - which measures the yields on bonds with various maturities - flattened. As the yield curve flattens, investors usually aren't rewarded with much additional yield for buying bonds with longer-term maturities. So as the yield curve flattening occurred, I moved more of the fund's investments out of longer-term bonds with maturities of 20 years or more, and into intermediate bonds with maturities between 10 and 15 years. But by mid-summer, the yield curve began to steepen once again, and investors again were rewarded with enough additional yield to warrant buying longer-term bonds. At that point, I began buying some bonds with maturities of 15 to 20 years.
Q. WHAT WERE SOME OF THE BEST PERFORMING BONDS DURING THE PAST SIX MONTHS? M.N. Uninsured bonds issued by Maricopa County - which accounted for 3.5% of the fund's investments at the end of the period - performed quite well. As you may remember, the credit quality of these bonds was downgraded to lower-investment grade last year because of some of the fiscal problems the county was experiencing. I purchased these bonds after the downgrade when they were relatively cheap. But the county has brought in new management and done some cost cutting and, as a result, the price of Maricopa County bonds have risen. In addition, insured bonds performed very well during the period. The prices of insured bonds tend to move up quickly during market rallies. Also, heightened concerns about credit quality caused increased demand for high-quality bonds.
Q. WHAT OTHER CHANGES DID YOU MAKE TO YOUR STRATEGY?
M.N. One of the more noticeable changes was that I reduced the fund's stake in bonds with non-investment grade ratings of Ba or B, as rated by Moody's Investor Service. Over the past six months the spread - or the difference-between the yields offered by bonds of various credit qualities became tighter, or smaller. So I sold many of the fund's below-investment grade bonds and replaced them with investment-grade bonds. Tight spreads meant that I didn't have to sacrifice much yield while I was improving the overall credit quality of the fund. For example, I sold the fund's below-investment grade electric utility bonds, which also explains why the fund had a smaller stake in the electric utility sector bonds at the end of the period than six months ago.
Q. WHY DID YOU DECREASE THE FUND'S STAKE IN BONDS ISSUED BY GUAM AND PUERTO
RICO?
M.N. I sold some of these territorial bonds in order to take advantage of opportunities to buy Arizona securities. For example, I recently added some bonds issued by Arizona State University and the University of Arizona, which are very strong credits, in my view. The fund's stake in territorial bonds was about 15% of investments at the end of the period, down from 26.5% six months ago. As territories of the United States, Guam and Puerto Rico may issue municipal bonds free from local, state and federal income taxes in all 50 states. I continue to hold many of these territorial bonds because their tax-exempt status makes demand for them very strong, which could result in superior returns.
Q. TURNING TO YOU JON, WHAT'S AHEAD FOR THE FUND?
J.S. Maureen and I share similar investment strategies and philosophy. For that reason, most of the changes I'll make to the fund probably will be the result of market opportunities and conditions, as opposed to some departure in strategy. That said, I think that it is important for shareholders to realize that over the past six months, the municipal bond market has enjoyed extremely strong performance, and it wouldn't be all that surprising if the market paused to catch its breath soon. If this is the case, the fund's returns are likely to be more dependent on income than on price appreciation.

FUND FACTS
GOAL: high current tax-free
income for Arizona residents
START DATE: October 11, 1994
SIZE: as of August 31, 1995,
more than $13 million
MANAGER: Jonathan Short, as
of October 1, 1995; manager,

Fidelity California Tax-Free
High Yield, Fidelity California
Tax-Free Insured, Spartan
California Municipal High
Yield and Spartan California
Intermediate Municipal
portfolios, since March 1995;
Fidelity Minnesota Tax-Free
Fund, as of October 1, 1995;
joined Fidelity in 1990.
(checkmark)


JON SHORT ON HIS OUTLOOK
FOR THE ARIZONA MUNICIPAL
MARKET:
"Arizona's economy and
fiscal health are two
important factors that will
affect the credit quality of
municipal bonds issued in
the state. I think the state's
economic and fiscal status
are quite healthy and should
continue to be so over the
near term. One reason for
the state's economic
strength is that it is broadly
diversified among the
service, industrial and
tourism sectors. That helps
to insulate it from a downturn
in any one sector. The
state's fiscal position is quite
strong as well. During the
past six months, the
legislature passed a
reduction in income tax
rates, but I don't expect any
further reductions in the
foreseeable future, and
Arizona tax-free bonds
continue to offer attractive
after-tax income for
investors."
SPARTAN ARIZONA MUNICIPAL INCOME PORTFOLIO

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF AUGUST 31, 1995
                     % OF FUND'S    % OF FUND'S INVESTMENT
                     INVESTMENTS    S
                                    IN THESE SECTORS
                                    6 MONTHS AGO

General Obligation   34.0           29.7

Electric Revenue     23.4           25.1

Water & Sewer        13.1           11.7

Special Tax          8.2            5.8

Transportation       6.2            5.8

AVERAGE YEARS TO MATURITY AS OF AUGUST 31, 1995
               6 MONTHS AGO

Years   12.5   14.7

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF AUGUST 31, 1995
              6 MONTHS AGO

Years   7.7   7.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF AUGUST 31, 1995 AS OF FEBRUARY 28, 1995
Aaa 40.6%
Aa, A 39.2%
Baa 16.4%
Ba, B 0.0%
Non-rated 0.0%
Short-term
investments 3.8%
Aaa 39.2%
Aa, A 27.3%
Baa 23.9%
Ba, B 3.3%
Non-rated 1.6%
Short-term
investments 4.7%
Row: 1, Col: 1, Value: 40.6
Row: 1, Col: 2, Value: 39.2
Row: 1, Col: 3, Value: 16.4
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 3.8
Row: 1, Col: 1, Value: 39.2
Row: 1, Col: 2, Value: 27.3
Row: 1, Col: 3, Value: 23.9
Row: 1, Col: 4, Value: 3.3
Row: 1, Col: 5, Value: 1.6
Row: 1, Col: 6, Value: 4.7
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
SPARTAN ARIZONA MUNICIPAL INCOME PORTFOLIO

INVESTMENTS AUGUST 31, 1995
Showing Percentage of Total Value of Investments


MUNICIPAL BONDS - 96.2%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
ARIZONA - 81.1%
Arizona Pwr. Auth. Pwr. Resources Rev. Rfdg.
(Hoover Uprating Proj.) 5.25% 10/1/17
(MBIA Insured)  Aaa $ 100,000 $ 92,000
Arizona Trans. Board Excise Tax Rev.
(Maricopa County Reg'l. Area Road)
Series A, 5.75% 7/1/05 (AMBAC Insured)  Aaa  400,000  425,500
Arizona Trans. Board Hwy. Rev. Rfdg.
5.25% 7/1/09  Aa  300,000  292,875
Arizona State Univ. Rev. Rfdg. 6% 7/1/07  A1  500,000  533,125
Central Arizona Wtr. Conservation Dist.
Contract Rev. (Central Arizona Proj.):
  Rfdg. Series A, 5.50% 11/1/10  A1  100,000  98,375
  7.30% 11/1/01  A1  350,000  398,125
Cochise Union School Dist. #68 (Sierra Vista)
Series B, 9% 7/1/02 (FGIC Insured)  Aaa  200,000  248,000
Glendale Ind. Dev. Auth. Edl. Facs. Rev. Rfdg.
(American Graduate School Int'l.)
6.55% 7/1/06  AAA  150,000  165,375
Maricopa County Cfts. of Prtn. 5.625%
6/1/00  Baa  450,000  459,563
Maricopa County Gen. Oblig. Rev. Rfdg.
6.25% 7/1/02 (FGIC Insured)  Aaa  200,000  219,250
Maricopa County School Dist. #1 Rfdg.
(Phoenix Elementary) Second Series, 0%
7/1/05 (MBIA Insured)  Aaa  500,000  298,750
Maricopa County School Dist. #3 Rfdg.
(Temple Elementary) 0% 7/1/08
(AMBAC Insured)  Aaa  500,000  247,500
Maricopa County School Dist. #28 Rfdg.
(Kyrene Elementary) Series C, 0% 1/1/07
(FGIC Insured)  Aaa  500,000  271,875
Maricopa County Unified School Dist. #41
Rfdg. (Gilbert) 0% 1/1/06 (FGIC Insured)  Aaa  300,000  174,000
Maricopa County Unified School Dist. #69
Rfdg. (Paradise Valley Board) Second Series,
5% 7/1/08 (AMBAC Insured)  Aaa  300,000  294,000
Maricopa County Unified School Dist. #80
(Chandler) 6.60% 7/1/06 (FGIC Insured)  Aaa  400,000  452,500
Mesa Gen. Oblig. Rev. Rfdg. 5.70% 7/1/03
(FGIC Insured)  Aaa  250,000  266,875
Peoria Gen. Oblig. Rev. (1990 & 1994 Proj.)
Series A:
  5% 7/1/14 (AMBAC Insured)  Aaa  365,000  332,606
  5% 7/1/15 (AMBAC Insured)  Aaa  390,000  351,975
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.
(Jr. Lien) 5.45% 7/1/19  A1  500,000  465,000
Phoenix Street & Hwy. User Rev. Rfdg.
(Jr. Lien) 6.25% 7/1/11 (MBIA Insured)  Aaa  250,000  261,875
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
ARIZONA - CONTINUED
Pima County Swr. Rev. Rfdg., Series A, 5%
7/1/15 (FGIC Insured)  Aaa $ 400,000 $ 357,500
Salt River Proj. Agric. Impt. & Pwr. Dist. Elec.
Sys. Rev. Rfdg.:
  Series A, 5.75% 1/1/07  Aa  300,000  313,500
  Series B, 6.50% 1/1/04  Aa  400,000  445,500
  Series C, 5% 1/1/13  Aa  150,000  137,625
  Series C, 4.75% 1/1/17  Aa  100,000  86,125
Scottsdale Gen. Oblig. Rev. Rfdg.:
 Series C, 6.375% 7/1/01  Aa1  250,000  274,063
 5.50% 7/1/09  Aa1  100,000  100,125
Scottsdale Street & Hwy. User Rev. Rfdg.
5.50% 7/1/07  A1  800,000  811,000
Tempe Union High School Dist. #213
Rfdg. & Impt., 7% 7/1/08 (FGIC Insured)  Aaa  310,000  359,987
Tucson Gen. Oblig. Rev. Rfdg.:
 7.50% 7/1/01  A1  300,000  344,250
 6.75% 7/1/03 (FGIC Insured)  Aaa  200,000  226,250
Tucson Wtr. Rev. Rfdg.:
 Series A, 5.75% 7/1/18  A1  200,000  194,250
 6.50% 7/1/16  A1  200,000  208,750
Univ. of Arizona Rev. Rfdg. (Univ. Rev. Sys.)
6.375% 6/1/05  A1  400,000  434,500
   10,642,569
PUERTO RICO - 11.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth.
Hwy. Rev. 5.50% 7/1/17  Baa1  100,000  93,500
Puerto Rico Commonwealth Pub. Impt. Gen.
Oblig. Rev. 6.80% 7/1/21
(Pre-Refunded to 7/1/02 @ 101.5) (d)  AAA  250,000  286,250
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
 Rfdg. Series N, 5% 7/1/12  Baa1  150,000  135,750
 Rfdg. Series S, 7% 7/1/07  Baa1  500,000  565,000
 Series O, 5% 7/1/12  Baa1  450,000  407,250
   1,487,750
GUAM - 3.8%
Guam Pwr. Auth. Rev. Series A, 6.30%
10/1/22  BBB  500,000  493,750
TOTAL MUNICIPAL BONDS
(Cost $12,177,177)   12,624,069
MUNICIPAL NOTES (A) - 3.8%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
ARIZONA - 3.8%
Apache County Ind. Dev. Auth. Rev.
(Tucson Elec. Pwr. Co.) Series 1981 B, 3.70%,
LOC Mitsubishi Bank Ltd., VRDN  VMIG 1 $ 200,000 $ 200,000
Maricopa Poll. Cont. Rev. (Arizona Pub. Svcs.)
Series 1994 B, 3.50%,
LOC Morgan Guaranty Trust Co., VRDN  P-1  200,000  200,000
Yuma Ind. Dev. Auth. Ind. Rev. (Ardco, Inc.
Proj.) 3.80%, LOC Bank of Montreal,
Harris Trust & Savings Bank, VRDN (b)  A-1+  100,000  100,000
TOTAL MUNICIPAL NOTES
(Cost $500,000)   500,000
TOTAL INVESTMENTS - 100%
(Cost $12,677,177)  $ 13,124,069
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
1 Muni. Bond Contract   Sep. 1995 $ 114,438 $ 2,835
2 Muni. Bond Contracts   Dec. 1995  226,750  (143)
TOTAL FUTURES CONTRACTS  $ 2,692
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.6%

SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) Security collateralized by an amount sufficient to pay interest and principal.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 76.3% AAA, AA, A 88.9%
Baa 12.7% BBB  7.3%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by either S&P or Moody's amounted to 0.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   34.0%
Electric Revenue   23.4
Water & Sewer   13.1
Others
 (individually less than 10%)   29.5
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1995, the aggregate cost of investment securities for income tax purposes was $12,677,177. Net unrealized appreciation aggregated $446,892, of which $468,711 related to appreciated investment securities and $21,819 related to depreciated investment securities.
The fund hereby designates $9,897 as a capital gain dividend for the purpose of the dividend paid deduction.
SPARTAN ARIZONA MUNICIPAL INCOME PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1995

1.ASSETS                                                       2.         3.

4.Investment in securities, at value (cost $12,677,177) -      5.         $ 13,124,069
See accompanying schedule

6.Receivable for investments sold                              7.          212,567

8.Interest receivable                                          9.          143,604

10.Receivable for daily variation on futures contracts         11.         1,057

12.Receivable from investment adviser for expense              13.         4,904
reductions

14. 15.TOTAL ASSETS                                            16.         13,486,201

17.LIABILITIES                                                 18.        19.

20.Payable to custodian bank                                   $ 24,107   21.

22.Distributions payable                                        8,486     23.

24.Accrued management fee                                       5,993     25.

26. 27.TOTAL LIABILITIES                                       28.         38,586

29.30.NET ASSETS                                               31.        $ 13,447,615

32.Net Assets consist of:                                      33.        34.

35.Paid in capital                                             36.        $ 12,883,511

37.Accumulated undistributed net realized gain (loss)          38.         114,520
on investments

39.Net unrealized appreciation (depreciation)                  40.         449,584
on investments

41.42.NET ASSETS, for 1,263,896 shares outstanding             43.        $ 13,447,615

44.45.NET ASSET VALUE, offering price and redemption           46.         $10.64
price per share ($13,447,615 (divided by) 1,263,896 shares)


STATEMENT OF OPERATIONS

 OCTOBER 11, 1994 (COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 1995

47.48.INTEREST INCOME                                                49.         $ 381,171

50.EXPENSES                                                          51.         52.

53.Management fee                                                    $ 37,388    54.

55.Non-interested trustees' compensation                              50         56.

57. Total expenses before reductions                                  37,438     58.

59. Expense reductions                                                (33,511)    3,927

60.61.NET INTEREST INCOME                                            62.          377,244

63.REALIZED AND UNREALIZED GAIN (LOSS)                               65.         66.
64.Net realized gain (loss) on:

67. Investment securities                                             100,718    68.

69. Futures contracts                                                 13,802      114,520

70.Change in net unrealized appreciation (depreciation)              71.         72.
on:

73. Investment securities                                             446,892    74.

75. Futures contracts                                                 2,692       449,584

76.77.NET GAIN (LOSS)                                                78.          564,104

79.80.NET INCREASE (DECREASE) IN NET ASSETS                          81.         $ 941,348
RESULTING FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                               OCTOBER 11, 1994
                                                               (COMMENCEMENT
                                                               OF OPERATIONS) TO
                                                               AUGUST 31, 1995

82.INCREASE (DECREASE) IN NET ASSETS

83.Operations                                                  $ 377,244
Net interest income

84. Net realized gain (loss)                                    114,520

85. Change in net unrealized appreciation (depreciation)        449,584

86. 87.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM     941,348
OPERATIONS

88.Distributions to shareholders from net interest income       (377,244)

89.Share transactions                                           17,301,630
Net proceeds from sales of shares

90. Reinvestment of distributions from net interest income      317,012

91. Cost of shares redeemed                                     (4,737,604)

92. Redemption fees                                             2,473

93.94.                                                          12,883,511
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE
TRANSACTIONS

95.  96.TOTAL INCREASE (DECREASE) IN NET ASSETS                 13,447,615

97.NET ASSETS                                                  98.

99. Beginning of period                                         -

100. End of period                                             $ 13,447,615

101.OTHER INFORMATION                                          103.
102.Shares

104. Sold                                                       1,696,864

105. Issued in reinvestment of distributions                    30,535

106. Redeemed                                                   (463,503)

107. Net increase (decrease)                                    1,263,896


FINANCIAL HIGHLIGHTS

108.                                                                     OCTOBER 11, 199
                                                                         4
                                                                         (COMMENCEMEN
                                                                         T
                                                                         OF OPERATIONS) TO
                                                                         AUGUST 31, 1995

109.SELECTED PER-SHARE DATA

110.Net asset value, beginning of period                                 $ 10.000

111.Income from Investment Operations                                     .504
Net interest income

112. Net realized and unrealized gain (loss)                              .637

113. Total from investment operations                                     1.141

114.Less Distributions                                                    (.504)
From net interest income

115.Redemption fees added to paid in capital                              .003

116.Net asset value, end of period                                       $ 10.640

117.TOTAL RETURN B                                                        11.74%

118.RATIOS AND SUPPLEMENTAL DATA

119.Net assets, end of period (000 omitted)                              $ 13,448

120.Ratio of expenses to average net assets                               .06%A

121.Ratio of expenses to average net assets before expense reductions     .55%A

122.Ratio of net interest income to average net assets                    5.54%A

123.Portfolio turnover rate                                               56%A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN. SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS.
SPARTAN ARIZONA MUNICIPAL MONEY MARKET PORTFOLIO

PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in a fund's share price over a given period, reinvestment of its dividends (or income), and the effect of the fund's $5 account closeout fee. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.
If Fidelity had not reimbursed certain fund expenses during the period shown, the total return and yields would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED AUGUST 31, 1995                               LIFE OF
                                                           FUND

Spartan Arizona Municipal Money Market                     3.43%

Average All Tax-Free Money Market Fun                      2.79%
d

Consumer Price Index                                       2.34%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case since the fund started on October 12, 1994. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the average all tax-free money market fund, which reflects the performance of 391 all tax-free money market funds with similar objectives tracked by IBC/Donoghue during the period covered by this report. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The periods covered by the CPI and IBC/Donoghue numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year. Average annual returns for the fund and its benchmarks will appear in the fund's next report.
YIELDS

                                                            11/28/94   2/27/95   5/29/95   8/28/95



Spartan Arizona Municipal Money Marke                       3.76%      4.15%     4.10%     3.71%
t



If Fidelity had not reimbursed certain                      3.26%      3.65%     3.70%     3.31%
fund expenses



Average All Tax-Free Money Market Fund                      3.10%      3.48%     3.61%     3.21%



Spartan Arizona Municipal Money                             6.22%      6.87%     6.79%     6.14%
Market - Tax-equivalent



If Fidelity had not reimbursed certain                      5.40%      6.04%     6.12%     5.48%
fund expenses



Spartan Arizona
Municipal Money
Market
Average
All Tax-Free
Money Market
Fund
Row: 1, Col: 1, Value: 3.76
Row: 1, Col: 2, Value: 3.1
Row: 2, Col: 1, Value: 4.149999999999999
Row: 2, Col: 2, Value: 3.48
Row: 3, Col: 1, Value: 4.1
Row: 3, Col: 2, Value: 3.61
Row: 4, Col: 1, Value: 3.71
Row: 4, Col: 2, Value: 3.21
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals. You can compare these yields to the average all tax-free money market fund. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1995 federal and state income tax rate of 39.58%. Figures for the average all tax-free money market fund are from IBC/Donoghue. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money fund
will maintain a $1 share price.
(checkmark)
SPARTAN ARIZONA MUNICIPAL MONEY MARKET PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Scott Orr, Portfolio
Manager of Spartan Arizona
Municipal Money Market Portfolio
Q. SCOTT, WHAT KIND OF AN INVESTMENT CLIMATE HAVE YOU BEEN OPERATING IN FOR THE PAST YEAR?
A. We've seen both sides of Federal Reserve policy since the fund began operating last October - tightening and easing. Last fall, the Fed was still concerned with slowing down the pace of economic growth and preventing an outbreak of inflation. There already had been five increases during 1994 in the federal funds rate - the interest rate banks charge each other for overnight loans - and two more would follow: a three-quarter-point increase in November 1994 and a one-half-point increase in February 1995. That brought the federal funds rate to an even 6%, exactly double the rate of a year earlier. By that time, evidence of an economic slowdown was accumulating, confirmed with the release of the first-quarter growth rate in the gross domestic product, which came in at a modest 2.7% compared to 5.1% during the fourth quarter of 1994. Hoping to achieve its so-called soft landing for the economy, the Fed retreated to the sidelines. But as growth slowed even further in the second quarter, the Fed shifted into an easing mode, trimming one-quarter percentage point off the federal funds rate in July.
Q. WHAT WAS YOUR STRATEGY DURING THE PERIOD?
A. After the startup period, the fund's average maturity settled in at around 30 days in January. Six months ago, at the end of February, it was 35 days. I kept it between 30 and 40 days throughout the spring and early summer; although rates were declining then, supplies were limited and what few longer-term fixed rate securities were available were often what I considered too expensive. Then, as we entered the summer borrowing season, and more new issues entered the market, I moved to extend the fund's average maturity toward a target of about 60 days. That number has since varied, sometimes dramatically, as securities have matured and been replaced, but my target has remained the same. On August 31, 1995, the fund's average maturity was 60 days.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on August 31, 1995, was 3.72%, compared to 4.15% on February 28, 1995. The latest yield was the equivalent of a taxable yield of 6.16% for investors in the 39.58% combined state and federal tax bracket. The fund's total return for the life of the fund, beginning October 12, 1994, was 3.43%. That beat the total return of 2.79% during the same period for the average all tax-free money market fund, according to IBC/Donoghue.
Q. WHAT'S THE OUTLOOK?
A. I believe the next Fed move will be another rate cut; the question is when. The second quarter growth rate in the economy was only 1.1% - less than the first-quarter growth rate and well below the Fed's target rate of 2.5%. Given that, coupled with benign inflationary pressures, the Fed may feel compelled to act sooner rather than later. On the other hand, the economy has been showing some mixed signs of strength today, suggesting the Fed may hold off for awhile, possibly until after the first of the year. With all the uncertainty, now is probably not the time to aggressively extend the fund's average maturity. Instead, I'll probably aim to preserve some flexibility by staying within a range of 50-60 days.

FUND FACTS
GOAL: high current tax-free
income for Arizona residents
while maintaining a stable $1
share price
START DATE: October 12, 1994
SIZE: as of August 31, 1995,
more than $52 million
MANAGER: Scott Orr, since
1994; manager, Spartan
Municipal Money Market
Portfolio, since June 1995;
also manager of various
institutional money market
portfolios; joined Fidelity in
1989.
(checkmark)

WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount -
is short, the fund manager is
anticipating a rise in interest
rates. When the average
maturity is long, the manager
is expecting rates to fall.
When the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
MUNICIPAL NOTE: A security
issued in advance of future
tax or other revenues and
payable from those specific
sources.
TENDER BOND: A variable-rate,
long-term security that gives
the bond holder the option to
redeem the bond at face
value before maturity.
VARIABLE RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.
SPARTAN ARIZONA MUNICIPAL MONEY MARKET PORTFOLIO

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS              % OF FUND ASSETS   % OF FUND ASSETS
                  8/31/95            2/28/95

0 - 30             64                 68

31 - 90            19                 23

91 - 180           5                  5

181 - 397          12                 4

WEIGHTED AVERAGE MATURITY
                               8/31/95   2/28/95

Spartan Arizona
Municipal Money Market         60 days   35 days

Average All Tax-Free
Money Market Fund*             53 days   39 days

ASSET ALLOCATION
AS OF AUGUST 31, 1995 AS OF FEBRUARY 28, 1995

Row: 1, Col: 1, Value: 50.0
Row: 1, Col: 2, Value: 31.0
Row: 1, Col: 3, Value: 1.5
Row: 1, Col: 4, Value: 4.0
Row: 1, Col: 5, Value: 14.0
Row: 1, Col: 1, Value: 64.0
Row: 1, Col: 2, Value: 26.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 10.0
Variable rate
demand notes
(VRDNs) 50%
Commercial
paper 31%
Tender bonds 1%
Municipal
notes 4%
Other 14%
Variable rate
demand notes
(VRDNs) 64%
Commercial
paper 26%
Tender bonds 0%
Municipal
notes 0%
Other 10%
* SOURCE: IBC/DONOGHUE'S MONEY FUND REPORT(registered trademark)
SPARTAN ARIZONA MUNICIPAL MONEY MARKET PORTFOLIO

INVESTMENTS AUGUST 31, 1995
Showing Percentage of Total Value of Investments


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ARIZONA - 90.7%
Apache County Ind. Dev. Auth. Rev. (Tucson Elec.
Pwr. Co. - Springerville Proj.) Series1983 B, 3.70%,
LOC Bank of New York, VRDN  $ 200,000 $ 200,000
Arizona Ctfs. of Prtn. Series A,
4.10% 11/1/95 (AMBAC Insured)   445,000  444,890
Arizona Ed. Loan Mktg. Corp., VRDN: (b)
 Series 1990 A, 3.75% (MBIA Insured) BPA Fuji Bank   750,000  750,000
 Series 1991 A, 3.75%, LOC Dresdner Bank   200,000  200,000
Arizona Health Facs. Auth. Hosp. Sys. Rev. Bonds
(Samaritan Health Svcs.) 5.30% 12/1/95
(MBIA Insured)   1,000,000  1,001,311
Arizona Health Facs. Auth. Rev., VRDN:
 (Samcor 1986 Loan Pool-Samaritan Health Care)
 3.60% (FGIC Insured) BPA Chemical Bank   900,000  900,000
 (Voluntary Hosp. Federation Pooled Loan Prog.):
  Series 1985 A, 3.60% (FGIC Insured)
  (Liquidity Facility Citibank)   225,000  225,000
  Series 1985 B, 3.60% (FGIC Insured)
  (Liquidity Facility Citibank)   200,000  200,000
Chandler Ind. Dev. Auth. Multi-Family Hsg. Rev. Rfdg.
(Southpark Apts.) 3.55%, LOC Citibank, VRDN   650,000  650,000
Cochise County Poll. Cont. Rev. Solid Waste Rev. Bonds
(Arizona Elec. Pwr. Coop) 4.45%, tender 9/1/95 (b)   800,000  800,000
Coconino County Poll. Cont. Corp. Poll. Cont. Rev.
(Arizona Pub. Svc. Co.-Navajo Proj.)
Series 1994 A, 3.70%, LOC Bank of America Nat'l.
Trust & Savings, VRDN (b)   200,000  200,000
Maricopa County Gen. Oblig. Rfdg. Bonds Series 1995,
5% 7/1/96 (AMBAC Insured)   800,000  808,076
Maricopa County Ind. Dev. Auth. Multi-Family Hsg. Auth.
Rev., VRDN: (b)
  (Privado Park Apt. Proj.) Series 1994 A, 3.70%,
  LOC Bank One Arizona   1,300,000  1,300,000
  (Shadow Creek Apt. Proj.) Series 1994 C, 3.70%,
  LOC Bank One Arizona   500,000  500,000
Maricopa County Poll. Cont. Rev. Bonds
(Southern California Edison Co.):
  Series 1985 D:
   3.60%, tender 9/12/95   400,000  400,000
   3.90%, tender 11/10/95   500,000  500,000
  Series 1985 E:
   3.65%, tender 9/11/95   1,000,000  1,000,000
   3.60%, tender 9/25/95   900,000  900,000
   3.65%, tender 10/16/95   750,000  750,000
  Series 1985 F, 3.70%, tender 10/10/95   300,000  300,000
Maricopa County Washington Elementary School Dist. #6
Bonds Series 1995 C, 7.80% 7/1/96
(MBIA Insured) (c)   500,000  515,325
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ARIZONA - CONTINUED
Mohave County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Citizens Utils.) Series 1993 E: (b)
   3.25%, tender 9/12/95  $ 300,000 $ 300,000
   4.25%, tender 9/12/95   1,000,000  1,000,000
   3.75%, tender 10/17/95   2,000,000  2,000,000
Phoenix Civic Improvement Corp. Arpt. Impt. Rev.
Series 1995, 3.70%, LOC Landesbank Hessen,
VRDN (b)   2,000,000  2,000,000
Phoenix Gen. Oblig. Rev. Series 1995-1, 3.55%
BPA Morgan Guaranty Trust Co., VRDN   400,000  400,000
Phoenix Gen. Oblig. Rfdg. Bonds Series 1992 B,
5.05% 7/1/96   1,000,000  1,011,290
Phoenix Ind. Dev. Board Auth. Multi-Family Hsg. Rev., VRDN:
 (Bell Square Apt. Proj.) Series 1995, 3.80%,
 LOC General Electric Capital Corp.   2,000,000  2,000,000
 (Lynwood Apt. Proj.) Series 1994, 3.60%, LOC FHLB   900,000  900,000
 (Paradise Lakes Apt. Proj.) Series 1995, 3.80%,
 LOC General Electric Capital Corp.   500,000  500,000
 (Ventana Palms Apt.) Series 1994, 3.80%,
 LOC First Interstate Bank of California (b)   2,600,000  2,600,000
Pima County Ind. Dev. Auth. Multi-Family Rev.
(Quail Ridge Apt.-B) 3.70%, LOC Bank One,
VRDN (b)   1,400,000  1,400,000
Pinal County Ind. Dev. Auth. Ind. Dev. Rev.
(Sunbelt Refining Co. LP Proj.) Series 1988, 3.65%,
LOC Bankers Trust Co., VRDN (b)   4,000,000  4,000,000
Pinal County Ind. Dev. Poll. Cont. Rev.
(Magna Copper Co. Proj.) Series 1984, 3.55%,
LOC Nat'l. Westminster Bank PLC, VRDN   4,800,000  4,800,000
Salt River Proj. Agricultural Impt. & Pwr. Dist., CP:
 3.35% 9/11/95   1,000,000  1,000,000
 3.75% 11/9/95   1,100,000  1,100,000
 3.85% 11/10/95   800,000  800,000
 3.85% 11/14/95   1,600,000  1,600,000
Salt River Proj. Agricultural Impt. & Pwr. Dist. Elec. Sys. Rev.
Series C, 7.125% 1/1/96   1,000,000  1,028,829
Tempe Excise Tax Rev. Bonds Series 1995, 4.20%
1/1/96   500,000  500,000
Tempe Ind. Dev. Auth. Rev. (Schreiber Foods, Inc.)
Series 1990, 3.80%, LOC Bank of Tokyo, VRDN (b)   300,000  300,000
Tempe Union High School Dist. #213 TAN 4.45%
7/31/96   2,000,000  2,007,926
Tucson Gen. Oblig. Rev. Series 1984 B, 7.80%
7/1/96   1,000,000  1,050,784
Tucson Ind. Dev. Auth. Multi-Family Hsg. Rev., VRDN:
 Rfdg. (Freedom Park Apts. Proj.) Series 1989 A, 3.75%,
 LOC Sumitomo Bank Ltd.   1,084,000  1,084,000
 (Lincoln Garden Proj.) 3.80%, LOC Sumitomo Bank Ltd.   300,000  300,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ARIZONA - CONTINUED
Yavapi County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Citizens Utils.) Series 1993: (b)
   4.25%, tender 9/8/95  $ 600,000 $ 600,000
   4.25%, tender 9/11/95   400,000  400,000
   3.90%, tender 11/7/95   500,000  500,000
Yuma Ind. Dev. Auth. Ind. Rev., VRDN: (b)
 (Ardco Inc. Proj.) 3.80%,
 LOC Harris Trust & Savings Bank   900,000  900,000
 (Buchbinder Proj.) Series 1995, 3.80%,
 LOC Harris Trust & Savings Bank   1,225,000  1,225,000
   49,852,431
PUERTO RICO - 9.3%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Rfdg. Bonds
Series W, 4.25% 7/1/96 (c)   1,500,000  1,504,171
Puerto Rico Gov't. Dev. Bank, CP:
 3.50% 9/7/95   1,000,000  1,000,000
 3.50% 10/10/95   1,000,000  1,000,000
 3.50% 10/11/95   1,000,000  1,000,000
 3.80% 11/8/95   600,000  600,000
   5,104,171
TOTAL INVESTMENTS - 100%  $ 54,956,602
Total Cost for Income Tax Purposes  $ 54,956,841

SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
TAN - Tax Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
SPARTAN ARIZONA MUNICIPAL MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1995

124.ASSETS                                               125.          126.

127.Investment in securities, at value - See             128.          $ 54,956,602
accompanying schedule

129.Cash                                                 130.           15,616


131.Receivable for investments sold                      132.           300,537

133.Interest receivable                                  134.           293,950

135. 136.TOTAL ASSETS                                    137.           55,566,705

138.LIABILITIES                                          139.          140.

141.Payable for investments purchased:                   $ 2,025,643   142.
Delayed delivery

143.Share transactions in process                         969,857      144.

145.Distributions payable                                 233          146.

147.Accrued management fee                                5,117        148.

149. 150.TOTAL LIABILITIES                               151.           3,000,850

152.153.NET ASSETS                                       154.          $ 52,565,855

155.Net Assets consist of:                               156.          157.

158.Paid in capital                                      159.          $ 52,565,652

160.Accumulated net realized gain (loss) on              161.           (12)
investments

162.Unrealized gain from accretion of market discount    163.           215

164.165.NET ASSETS, for 52,565,652 shares                166.          $ 52,565,855
outstanding

167.168.NET ASSET VALUE, offering price and              169.           $1.00
redemption price per share ($52,565,855 (divided by)
52,565,652 shares)


STATEMENT OF OPERATIONS

 OCTOBER 12, 1994 (COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 1995

170.171.INTEREST INCOME                                              172.         $ 1,000,415

173.EXPENSES                                                         174.         175.

176.Management fee                                                   $ 125,670    177.

178.Non-interested trustees' compensation                             200         179.

180. Total expenses before reductions                                 125,870     181.

182. Expense reductions                                               (110,107)    15,763

183.184.NET INTEREST INCOME                                          185.          984,652

186.REALIZED AND UNREALIZED GAIN (LOSS)                              188.          (12)
187.Net realized gain (loss) on investment securities

189.Increase (decrease) in net unrealized gain from                  190.          215
accretion of market discount

191.192.NET GAIN (LOSS)                                              193.          203

194.195.NET INCREASE IN NET ASSETS RESULTING FROM                    196.         $ 984,855
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                                     OCTOBER 12, 1994
                                                                     (COMMENCEMENT
                                                                     OF OPERATIONS) TO
                                                                     AUGUST 31, 1995

197.INCREASE (DECREASE) IN NET ASSETS

198.Operations                                                       $ 984,652
Net interest income

199. Net realized gain (loss)                                         (12)

200. Increase (decrease) in net unrealized gain from accretion of     215
market discount

201.                                                                  984,855
202.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS

203.Distributions to shareholders from net interest income            (984,652)

204.Share transactions at net asset value of $1.00 per share          104,017,553
Proceeds from sales of shares

205. Reinvestment of distributions from net interest income           967,585

206. Cost of shares redeemed                                          (52,419,486)

207.208.                                                              52,565,652
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM
SHARE TRANSACTIONS

209.                                                                  52,565,855
210.TOTAL INCREASE (DECREASE) IN NET ASSETS

211.NET ASSETS                                                       212.

213. Beginning of period                                              -

214. End of period                                                   $ 52,565,855


FINANCIAL HIGHLIGHTS

                                                                         OCTOBER 12, 1994
                                                                         (COMMENCEMENT
                                                                         OF OPERATIONS) TO
                                                                         AUGUST 31, 1995

215.SELECTED PER-SHARE DATA

216.Net asset value, beginning of period                                                     $ 1.000

217.Income from Investment Operations                                                         .034
Net interest income

218.Less Distributions                                                                        (.034)
From net interest income

219.Net asset value, end of period                                                           $ 1.000

220.TOTAL RETURN B                                                                            3.43%

221.RATIOS AND SUPPLEMENTAL DATA

222.Net assets, end of period (000 omitted)                                                  $ 52,566

223.Ratio of expenses to average net assets                                                   .06%A

224.Ratio of expenses to average net assets before expense reductions                         .50%A

225.Ratio of net interest income to average net assets                                        3.91%A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN. SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS.
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Arizona Municipal Income Portfolio (the income fund) is a fund of Fidelity Union Street Trust. Spartan Arizona Municipal Money Market Portfolio (the money market fund) is a fund of Fidelity Union Street Trust
II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available through the pricing service are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. The funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. By so qualifying, the funds will not be subject to income taxes to the extent that they distribute substantially all of their taxable income for their fiscal years. The schedules of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions and losses deferred due to wash sales, futures and options, and excise tax regulations.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
REDEMPTION FEES. Shares held in the income fund less than 180 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
DELAYED DELIVERY TRANSACTIONS. Each fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the money market fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS AND OPTIONS. The income fund may use futures and options contracts to manage its exposure to the bond markets and to fluctuations in interest rates. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures contracts and written options involve, to varying degrees, risk of loss in excess of the futures variation margin or the option value reflected in the Statement of Assets and Liabilities. The underlying face amount at value is shown in the schedule of investments under the caption "Futures Contracts". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $15,751,792 and $3,682,970, respectively.
The market value of futures contracts opened and closed during the period amounted to $792,246 and $451,250, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% and .50% of average net assets for the income and money market funds, respectively.
FMR also bears the cost of providing shareholder services to each fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $90 and $281 for the income and money market funds, respectively.
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect, and after reducing the fee for any payments by FMR pursuant to the fund's Distribution and Service Plan.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above a specified percentage of average net assets.
INCOME FUND. For the period, this expense limitation ranged from an annual rate of 0% to .10% of average net assets and the reimbursement reduced expenses by $33,511.
MONEY MARKET FUND. For the period, this expense limitation ranged from an annual rate of 0% to .10% of average net assets and the reimbursement reduced expenses by $110,107.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Spartan Arizona Municipal Income Portfolio and Spartan Arizona Municipal Money Market Portfolio:
We have audited the accompanying statements of assets and liabilities of Fidelity Union Street Trust: Spartan Arizona Municipal Income Portfolio (income fund) and Fidelity Union Street Trust II: Spartan Arizona Municipal Money Market Portfolio (money market fund), including the schedules of portfolio investments as of August 31, 1995, the related statements of operations, the statements of changes in net assets, and the financial highlights for the period October 11, 1994 (commencement of operations) to August 31, 1995 for the income fund, and the period October 12, 1994 (commencement of operations) to August 31, 1995 for the money market fund. These financial statements and financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Union Street Trust: Spartan Arizona Municipal Income Portfolio and Fidelity Union Street Trust II: Spartan Arizona Municipal Money Market Portfolio as of August 31, 1995, the results of their operations, the changes in their net assets, and the financial highlights for the period October 11, 1994 (commencement of operations) to August 31, 1995 for the income fund, and the period October 12, 1994 (commencement of operations) to August 31, 1995 for the money market fund, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, MA
October 2, 1995
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
60B South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr. , Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President - MONEY MARKET FUND
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE



FIDELITY


(registered trademark)
DAILY INCOME
TRUST
ANNUAL REPORT
AUGUST 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       8    A summary of major shifts in the
                              fund's investments over the past six
                              months
                              and one year.

INVESTMENTS              9    A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     17   Statements of assets and liabilities,
                              operations, and changes in net
                              assets, as well as financial
                              highlights.

NOTES                    21   Notes to the financial statements.

REPORT OF INDEPENDENT
ACCOUNTANTS              23   The auditors' opinion.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was almost ideal.
These market ups and downs are a normal part of investing, and there are some basic principles that can help investors in every type of market. First, take a long-term approach when investing. If you can afford to leave your money invested through the inevitable ups and downs of financial markets, you will greatly reduce your vulnerability to any single decline. Over time, for example, stock prices have gone up - and have significantly outperformed other types of investments and stayed ahead of inflation. Second, you can further manage risk by diversifying your investments. A stock mutual fund is already diversified, because it invests in many different companies. You can increase your diversification by investing in a number of different stock funds, or in different investment categories, such as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, it makes good sense to follow a regular investment plan, investing a set amount of money at the same time each month or quarter. That way, you can avoid getting caught up in the excitement of a rapidly-rising market - and won't end up buying all your shares at market highs. This strategy won't assure a profit or protect you from a loss in a declining market, but it should help you lower the average cost of your purchases. For this to be effective, you must continue to buy shares in both up and down markets.
If you have questions, please call us at 1-800-544-8888. We would be happy to send you a Fidelity FundMatch kit, which can help you determine the mix of investments that is right for you. You might also find it convenient to set up a regular investment plan using the Fidelity Automatic Account Builder.SM
We look forward to hearing from you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in a fund's share price over a given period, as well as reinvestment of its dividends (or income). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995                 PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

Fidelity Daily Income Trust                   5.43%    24.52%   77.17%

Average All Taxable Money Market Fund         5.25%    23.68%   75.30%

Consumer Price Index                          2.62%    16.19%   41.57%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the average all taxable money market fund's total return which reflects the performance of 756 taxable money market funds with similar objectives tracked by IBC/Donoghue during the period covered by this report. Comparing the fund's performance to the consumer price index (CPI) helps show how your investment did compared to inflation. (The periods covered by the IBC/Donoghue numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995                 PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

Fidelity Daily Income Trust                   5.43%    4.48%    5.89%

Average All Taxable Money Market Fund         5.25%    4.34%    5.77%

Consumer Price Index                          2.62%    3.05%    3.54%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
YIELDS

                              8/30/94   11/29/94   2/28/95   5/30/95   8/29/95



                              4.27%     5.02%      5.66%     5.70%     5.45%
Fidelity Daily Income Trust



Average All Taxable           4.08%     4.84%      5.49%     5.51%     5.25%
Money Market Fund



                              8/24/94   11/30/94   3/1/95    5/31/95   8/30/95



                              2.45%     2.68%      2.88%     2.89%     2.84%
MMDA



Row: 1, Col: 1, Value: 4.27
Row: 1, Col: 2, Value: 4.08
Row: 1, Col: 3, Value: 2.45
Row: 2, Col: 1, Value: 5.02
Row: 2, Col: 2, Value: 4.84
Row: 2, Col: 3, Value: 2.68
Row: 3, Col: 1, Value: 5.659999999999999
Row: 3, Col: 2, Value: 5.49
Row: 3, Col: 3, Value: 2.89
Row: 4, Col: 1, Value: 5.7
Row: 4, Col: 2, Value: 5.51
Row: 4, Col: 3, Value: 2.83
Row: 5, Col: 1, Value: 5.45
Row: 5, Col: 2, Value: 5.25
Row: 5, Col: 3, Value: 2.84
6% -
5% -
4% -
3% -
2% -
1% -
0%
Fidelity Daily
Income Trust
Average
All Taxable
Money Market
Fund
MMDA
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the average all taxable money market fund and the average bank money market deposit account (MMDA). Figures for the average all taxable money market fund are from IBC/Donoghue. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit
account (MMDA) and a
money market fund. First, the
U.S. government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.
Second, a money market
fund returns to its
shareholders income earned
by the fund's investments
after expenses. This is in
contrast to banks, which set
their MMDA rates periodically
based on current interest
rates, competitors' rates, and
internal criteria.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Burnie Stehman,
Portfolio Manager of Fidelity Daily Income Trust
Q. BURNIE, WHAT KIND OF AN INVESTMENT CLIMATE HAVE YOU BEEN OPERATING IN FOR THE PAST YEAR?
A. Conditions have changed dramatically during the past 12 months, making for a very interesting year. Last August when the period began, the Federal Reserve was still in a restrictive mode, raising short-term interest rates in hopes of slowing down the pace of economic growth and preventing an outbreak of inflation. Accordingly, the Fed raised the federal funds rate - the rate banks charge each other for overnight loans - three-quarters of a percentage point in November 1994 and another one-half-percentage point in February 1995. The February rate increase was the seventh in little more than a year, doubling the federal funds rate during that period to 6%. At that point, amidst growing signs of an economic slowdown, the Fed retreated to the sidelines, adopting a neutral stance. As expected, the economy slowed markedly during the first quarter of 1995 - expanding at a modest annual 2.7% rate, compared to 5.1% during the fourth quarter of 1994. As growth slowed even more dramatically in the second quarter, the Fed shifted into an easing mode, trimming one-quarter percentage point off the federal funds rate in July in response to the weakened economy and a benign outlook for inflation.
Q. WHAT WAS YOUR STRATEGY DURING THE PERIOD?
A. The fund's average maturity at the beginning of the period was 42 days. Throughout the fall and early winter of 1994, with the economy expanding and interest rates rising, I became more defensive. By the end of January 1995, the fund's average maturity was 25 days. Once the prospect of future rate increases dimmed, I became more aggressive, extending the fund's average maturity again to lock in current yields and protect the fund against the possibility of a rate cut. By the end of August, the fund was at 52 days, after having been as long as 60 days in June. One way I achieved that longer maturity was by reducing the fund's stake in short-term variable rate securities - from a high of 30% to about 20% at the end of the period. Lack of supply, coupled with an unattractive pricing structure, made variable rate securities less desirable to the fund in a declining rate environment.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on August 31, 1995, was 5.49%, compared to 4.27% a year ago. The fund's one-year total return was 5.43%, compared to 5.25% for the average all taxable money market fund, according to IBC/Donoghue.
Q. WHAT'S THE OUTLOOK?
A. I believe now is not the time to make a big bet on the direction of interest rates. On the one hand, growth has clearly slowed since the beginning of the year. The revised second-quarter growth rate came in at 1.1% - higher than the original estimate of 0.5% but still well below the Fed's long-term trend rate of about 2.5%. As long as growth continues at such a sluggish pace, I believe the Fed is unlikely to slip back into a restrictive mode and begin raising interest rates again. On the other hand, there are enough uncertainties in the economic and political outlook that I don't think it would be prudent at this time to aggressively extend the fund's average maturity. Instead, I'll probably look for opportunities to selectively extend, aiming for a target range of 50 to 55 days. That puts the fund slightly on the aggressive side of neutral, while still allowing me the flexibility to respond rapidly to changing conditions.

FUND FACTS
GOAL: to provide current
income while maintaining a
stable $1.00 share price by
investing in high quality,
short-term money market
securities
START DATE: May 31, 1974
SIZE: as of August 31, 1995,
more than $2 billion
MANAGER: Burnell Stehman,
since 1985; manager, Fidelity
Daily Income Trust, 1979
-1983; several institutional
money market funds; joined
Fidelity in 1979
(checkmark)

WORDS TO KNOW
BANKERS' ACCEPTANCE (BA):
A short-term note whose
payment is guaranteed by a
bank.
CERTIFICATE OF DEPOSIT (CD):
An interest-bearing deposit
with a specific maturity. Large
denomination CDs, like the
fund buys, have negotiable
interest rates and can be sold
in the secondary market.
COMMERCIAL PAPER: A
short-term note from a bank
or corporation.
FEDERAL FUNDS RATE: The
interest rate banks charge
each other for overnight
loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount-
is short, the fund manager
believes interest rates will
rise. When the average
maturity is long, the fund
manager is expecting rates to
fall. When the average
maturity is neutral, the fund
manager wants to have the
flexibility to respond to rising
rates, while still capturing a
portion of the higher yields
available from issues with
longer maturities.
TIME DEPOSIT (TD): An
interest-bearing deposit with a
specific maturity. Large
denomination TDs, like the
fund buys, differ from CDs in
that they can't be sold in the
secondary market.
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            8/31/95            2/28/95            8/31/94

0 - 30       40                 48                 59

31 - 90      46                 42                 25

91 - 180     13                 10                 15

181 - 397     1                 0                   1

WEIGHTED AVERAGE MATURITY
                             8/31/95   2/28/95   8/31/94

Fidelity Daily Income Trus   52 days   43 days   42 days
t

Average All Taxable
Money Market Fund*           54 days   40 days   42 days

ASSET ALLOCATION
AS OF AUGUST 31, 1995 AS OF FEBRUARY 28, 1995

Row: 1, Col: 1, Value: 54.0
Row: 1, Col: 2, Value: 37.0
Row: 1, Col: 3, Value: 9.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 1, Value: 49.0
Row: 1, Col: 2, Value: 49.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 0.0
Commercial
paper 54%
Bank CDs, BAs,
TDs, and notes 37%
Government
securities 9%
Other 0%
Commercial
paper 49%
Bank CDs, BAs,
TDs, and notes 49%
Government
securities 2%
Other 0%
* SOURCE: IBC/DONOGHUE'S MONEY FUND REPORT(registered trademark)
INVESTMENTS AUGUST 31, 1995

Showing Percentage of Total Value of Investments


BANKERS' ACCEPTANCES - 2.3%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Bank of America National Trust & Savings Assoc.
 2/2/96 5.75% $ 20,000 $ 19,522
Chase Manhattan Bank
 9/15/95 5.78  7,000  6,984
Chemical Bank
 10/27/95 6.13  5,714  5,661
 11/7/95 6.14  8,571  8,477
First Bank N.A. - Minnesota
 10/6/95 5.76  6,000  5,967
U.S. Bank of Washington
 11/13/95 5.80  5,000  4,942
TOTAL BANKERS' ACCEPTANCES   51,553
CERTIFICATES OF DEPOSIT - 0.7%

Old Kent Bank & Trust Co.
 10/31/95 6.20  15,000  15,000
COMMERCIAL PAPER - 54.4%

A.H. Robins Company, Incorporated
 9/27/95 5.84  8,000  7,967
American Express Credit Corp.
 10/6/95 5.73  9,000  8,950
 11/9/95 5.89  10,000  9,890
 11/15/95 6.10  20,000  19,753
 11/16/95 6.11  10,000  9,875
 12/12/95 5.85  10,000  9,839
 12/18/95 5.73  20,000  19,662
American Home Food Products, Inc.
 9/25/95 6.01  2,000  1,992
American Home Products
 9/1/95 6.03  11,000  11,000
 9/25/95 6.01  3,000  2,988
 10/19/95 5.80  6,000  5,954
 10/23/95 5.82  14,503  14,382
 10/24/95 5.82  17,000  16,856
American Telephone & Telegraph Co.
 11/30/95 5.72  20,000  19,720
 12/8/95 5.72  25,000  24,620
Asset Securitization Cooperative Corporation
 9/7/95 5.95  4,000  3,996
Associates Corp. of North America
 9/1/95 5.98  8,000  8,000
 11/1/95 5.79  15,000  14,855
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Banc One Corp.
 11/7/95 6.18% $ 6,000 $ 5,933
Bank of New York Company, Inc.
 9/11/95 5.78  15,000  14,976
Bear Stearns Cos., Inc.
 10/3/95 5.78  10,000  9,949
 10/4/95 5.78  10,000  9,947
 10/6/95 5.81  5,000  4,972
Beneficial Corp.
 9/18/95 6.06  12,000  11,966
 9/19/95 5.99  25,000  24,926
 10/24/95 5.75  12,000  11,900
CIESCO, L.P.
 9/20/95 5.75  15,000  14,955
 10/26/95 5.76  15,000  14,869
CIT Group Holdings, Inc.
 9/28/95 6.22  40,000  39,818
 9/29/95 6.25  10,000  9,953
Chrysler Financial Corporation
 9/11/95 5.82  5,000  4,992
 9/13/95 5.86  2,000  1,996
 9/14/95 5.90  7,000  6,985
 9/19/95 6.01  8,000  7,976
 10/16/95 5.88  5,000  4,964
 10/26/95 5.89  5,000  4,956
 11/7/95 5.85  5,000  4,946
 11/13/95 5.94  5,000  4,941
Citizens Utility Company
 10/30/95 5.78  15,000  14,859
CoreStates Capital Corp.
 9/8/95 5.84 (a)  10,000  10,000
Corporate Asset Funding Co., Inc.
 11/2/95 5.77  5,000  4,951
Dean Witter, Discover & Co.
 9/22/95 5.78  18,730  18,667
du Pont (E.I.) de Nemours & Co.
 11/10/95 5.86  10,000  9,889
 11/17/95 5.87  15,000  14,816
 12/21/95 5.75  10,000  9,826
Fleet Funding Corporation
 9/12/95 5.78  12,000  11,979
Ford Motor Credit Corp.
 9/13/95 6.31  15,000  14,969
 9/18/95 5.95  25,000  24,931
 10/12/95 5.76  10,000  9,935
 10/16/95 5.75  15,000  14,894
 10/17/95 5.79  12,000  11,912
 10/27/95 5.86  5,000  4,956
 11/20/95 5.77  20,000  19,747
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
GTE Corp.
 9/7/95 5.86% $ 3,700 $ 3,696
 9/11/95 5.87  1,200  1,198
General Electric Capital Corp.
 9/1/95 5.82 (a)  40,000  40,000
 9/21/95 5.96  20,000  19,935
 9/26/95 5.97  15,000  14,939
General Electric Capital Services Inc.
 11/1/95 6.13  35,000  34,647
General Electric Corp.
 9/27/95 6.25  10,000  9,956
General Motors Acceptance Corp.
 9/15/95 6.05  13,000  12,970
 11/6/95 5.84  10,000  9,895
 11/20/95 5.89  30,000  29,613
 11/21/95 5.89  20,000  19,739
 11/22/95 5.89  10,000  9,868
Golden Peanut Co.
 9/28/95 5.99  12,000  11,947
Goldman Sachs Group, L.P. (The)
 9/8/95 6.01  10,000  9,989
 9/18/95 6.02  20,000  19,944
Hewlett-Packard Co.
 10/10/95 5.72  20,000  19,878
Household Finance Corp.
 9/25/95 5.91  5,000  4,981
 10/25/95 5.80  10,000  9,914
IBM Credit Corp.
 9/1/95 5.97  10,000  10,000
John Deere Capital Corp.
 9/5/95 5.87  15,000  14,990
 11/27/95 5.88  25,000  24,654
Lilly (Eli) & Co.
 12/19/95 5.78  20,000  19,657
 1/16/96 5.81  15,900  15,556
McDonald's Corp.
 11/6/95 6.00  26,975  26,687
Merrill Lynch & Co., Inc.
 10/10/95 5.75  10,000  9,938
Monsanto Co.
 9/11/95 5.96  10,000  9,984
 10/26/95 6.23  10,000  9,908
Morgan (J.P.) & Co.
 12/20/95 5.73  25,000  24,573
Morgan Stanley Group, Inc.
 10/10/95 5.78  1,000  9,938
 5/16/96 5.95  15,000  14,388
National Rural Util. Coop. Fin. Corp.
 10/19/95 5.91  2,000  1,985
 11/15/95 5.90  5,000  4,940
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
New Center Asset Trust
 9/19/95 5.82% $ 5,000 $ 4,986
New England Power Company
 11/21/95 5.80  10,125  9,995
Norfolk Southern Corp.
 9/8/95 5.87  10,000  9,989
 9/11/95 5.91  10,000  9,984
Norwest Corp.
 9/5/95 6.01  20,000  19,987
Norwest Financial
 9/12/95 6.05  15,000  14,973
PHH Corp.
 9/21/95 5.88  7,000  6,997
Prudential Funding Corp.
 10/23/95 5.80  5,000  4,959
Sears Roebuck Acceptance Corp.
 9/13/95 5.80  7,000  6,987
 9/21/95 5.81  2,000  1,994
 10/25/95 5.80  5,000  4,957
 11/8/95 5.82  10,000  9,891
Textron, Inc.
 9/6/95 5.90  5,000  4,996
United Parcel Service
 9/8/95 5.95  5,000  4,994
Whirlpool Financial Corp.
 10/18/95 5.82  10,000  9,925
TOTAL COMMERCIAL PAPER   1,228,471
FEDERAL AGENCIES - 8.7%
FEDERAL FARM CREDIT BANK - AGENCY COUPONS - 1.6%
 9/1/95 5.99 (a)  35,000  34,986
FEDERAL FARM CREDIT BANK - DISCOUNT NOTES - 1.1%
 2/22/96 5.65  25,000  24,335
FEDERAL HOME LOAN BANK - DISCOUNT NOTES - 0.2%
 2/13/96 5.64  4,620  4,504
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES - 2.1%
 11/2/95 5.68  18,468  18,290
 11/15/95 5.73  30,000  29,647
   47,937
FEDERAL AGENCIES - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 3.7%
 9/14/95 5.88% $ 15,000 $ 14,968
 10/23/95 5.63  49,900  49,501
 11/3/95 5.68  15,000  14,853
 1/29/96 5.66  5,000  4,885
   84,207
TOTAL FEDERAL AGENCIES   195,969
BANK NOTES - 23.1%

Bank of America - Illinois
 10/19/95 5.76  20,000  20,000
Bank of America National Trust & Savings Assoc.
 9/1/95 5.78 (a)  13,000  12,992
 10/20/95 5.75  25,000  25,000
 10/27/95 5.76  20,000  20,000
Bank of New York
 9/7/95 6.02  10,000  9,999
 12/11/95 5.75  5,000  5,000
 12/15/95 5.75  9,000  9,000
Boatmen's First National Bank of Kansas City
 9/1/95 6.08 (a)  30,000  30,000
 9/15/95 5.86 (a)  6,000  5,999
Boatmen's National Bank of St. Louis
 9/15/95 5.86 (a)  4,000  3,999
Comerica Bank - Detroit
 12/1/95 5.75 (a)  15,000  14,989
Fifth Third Bank - Cincinnati
 11/13/95 6.00  5,000  5,001
First Bank N.A. - Minnesota
 9/20/95 5.86 (a)  14,000  13,997
 10/10/95 5.78  20,000  19,999
First National Bank of Boston
 9/8/95 5.85 (a)  5,000  5,000
First Union National Bank of North Carolina
 10/31/95 6.24  25,000  25,000
 11/8/95 5.76  25,000  25,000
 11/13/95 5.75  7,000  7,000
Harris Trust & Savings Bank, Chicago
 10/30/95 5.73  25,000  25,000
 10/31/95 5.73  15,000  15,000
Household Bank, N.A.
 10/13/95 5.88  10,000  9,999
Huntington National Bank
 11/2/95 6.26  15,000  15,000
 11/13/95 5.73  10,000  10,001
BANK NOTES - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Mellon Bank, N.A.
 10/16/95 6.29% $ 5,000 $ 5,000
 10/18/95 6.23  25,000  25,000
NBD Bank, N.A.
 10/16/95 6.27  25,000  25,000
 1/31/96 5.73  15,000  14,892
NationsBank of Georgia
 10/27/95 6.25  12,500  25,000
NationsBank of North Carolina
 2/12/96 5.85  25,000  25,000
NationsBank of Texas
 9/26/95 6.38  25,000  25,000
 9/27/95 6.38  25,000  25,000
 10/10/95 6.00  10,000  10,000
 2/6/96 6.00  1,000  1,004
Society National Bank
 4/15/96 6.21  5,000  5,013
 4/25/96 6.21  3,500  3,495
TOTAL BANK NOTES   522,379
MASTER NOTES (A) - 2.0%

J.P. Morgan Securities
 9/1/95 6.08  17,000  17,000
 9/1/95 6.08  8,000  8,000
Morgan Stanley Group, Inc.
 9/1/95 6.00  8,000  8,000
Norwest Corp.
 9/1/95 5.87  13,000  13,000
TOTAL MASTER NOTES   46,000
MEDIUM-TERM NOTES (A) - 5.2%

Beneficial Corp.
 9/15/95 5.89  5,000  5,000
Commonwealth Life Insurance Co.
 9/1/95 6.04  15,000  15,000
Dean Witter, Discover & Co.
 9/15/95 5.90  5,000  5,003
General Electric Capital Corp.
 3/29/96 5.96  10,000  9,998
General Motors Acceptance Corp.
 11/7/95 5.98  20,000  20,000
MEDIUM-TERM NOTES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Goldman Sachs Group, L.P. (The) (c)
 9/1/95 5.97% $ 20,000 $ 20,000
 12/16/95 5.89  20,000  20,000
Norwest Corp.
 9/15/95 6.00  23,000  23,000
TOTAL MEDIUM-TERM NOTES   118,001
SHORT-TERM NOTES (A) - 3.5%

Corporate Asset Funding Co., Inc. (c)
 9/15/95 5.85  10,000  10,000
SMM Trust Company (1994-D) (b)
 10/27/95 5.93  5,000  5,000
SMM Trust Company (1995-B) (b)
 9/2/95 5.90  5,000  5,000
SMM Trust Company (1995-I) (b)
 9/13/95 5.98  11,000  10,997
SMM Trust Company (1995-J) (b)
 9/15/95 5.88  47,000  47,000
TOTAL SHORT-TERM NOTES   77,997
REPURCHASE AGREEMENTS - 0.1%
 MATURITY AMOUNT
 (000S)
In a joint trading account
 (U.S. Treasury Obligations)
 dated 8/31/95 due 9/1/95:
 (Note 2)
  At 5.87%  $ 2,365  2,365
TOTAL INVESTMENTS - 100%  $ 2,257,735
Total Cost for Income Tax Purposes  $ 2,257,735

LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
  ACQUISITION
 ACQUISITION AMOUNT
SECURITY DATE (000'S)
SMM Trust Company:
(1994-D) 10/28/94 $ 5,000
(1995-B) 8/11/95 $ 5,000
(1995-I) 5/31/95 $ 10,997
(1995-J) 5/16/95 $ 47,000

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $50,000,000 or 2.2% of net assets.
INCOME TAX INFORMATION
At August 31, 1995, the fund had a capital loss carryforward of approximately $900,000 of which $345,000, $536,000, and $19,000 will expire on August 31, 2001, 2002, and 2003, respectively.
For the period ended August 31, 1995, approximately 2% of the fund's dividends to shareholders was derived from interest on U.S. Government obligations.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) AUGUST 31, 1995

1.ASSETS                                                          2.         3.

4.Investment in securities, at value (including                   5.         $ 2,257,735
repurchase agreements of $2,365) - See
accompanying schedule

6.Cash                                                            7.          18,364


8.Interest receivable                                             9.          8,852

10. 11.TOTAL ASSETS                                               12.         2,284,951

13.LIABILITIES                                                    14.        15.

16.Payable for investments purchased                              $ 27,981   17.

18.Distributions payable                                           332       19.

20.Accrued management fee                                          643       21.

22.Other payables and accrued expenses                             443       23.

24. 25.TOTAL LIABILITIES                                          26.         29,399

27.28.NET ASSETS                                                  29.        $ 2,255,552

30.Net Assets consist of:                                         31.        32.

33.Paid in capital                                                34.        $ 2,255,825

35.Accumulated net realized gain (loss) on investments            36.         (273)

37.38.NET ASSETS, for 2,255,825 shares outstanding                39.        $ 2,255,552

40.41.NET ASSET VALUE, offering price and redemption              42.         $1.00
price per share ($2,255,552 (divided by) 2,255,825 shares)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS YEAR ENDED AUGUST 31, 1995

43.44.INTEREST INCOME                              45.       $ 129,246

46.EXPENSES                                        47.       48.

49.Management fee                                  $ 7,357   50.

51.Transfer agent fees                              4,043    52.

53.Accounting fees and expenses                     216      54.

55.Non-interested trustees' compensation            32       56.

57.Custodian fees and expenses                      64       58.

59.Registration fees                                97       60.

61.Audit                                            25       62.


63.Legal                                            14       64.


65.Miscellaneous                                    21       66.

67. 68.TOTAL EXPENSES                              69.        11,869

70.71.NET INTEREST INCOME                          72.        117,377

73.74.NET REALIZED GAIN (LOSS) ON INVESTMENTS      75.        (19)


76.77.NET INCREASE IN NET ASSETS RESULTING FROM    78.       $ 117,358
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     YEARS ENDED AUGUST 31,

                                                         1995                     1994

79.INCREASE (DECREASE) IN NET ASSETS

80.Operations                                            $ 117,377                $ 67,686
Net interest income

81. Net realized gain (loss)                              (19)                     (536)

82. 83.NET INCREASE (DECREASE) IN NET ASSETS              117,358                  67,150
RESULTING FROM OPERATIONS

84.Distributions to shareholders from net interest        (117,377)                (67,686)
income

85.Share transactions at net asset value of $1.00 per     6,588,010                6,210,672
share
Proceeds from sales of shares

86. Reinvestment of distributions from net interest       114,676                  66,153
income

87. Cost of shares redeemed                               (6,579,339)              (6,240,368)

88.89.                                                    123,347                  36,457
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES
RESULTING FROM SHARE TRANSACTIONS

90.  91.TOTAL INCREASE (DECREASE) IN NET ASSETS           123,328                  35,921

92.NET ASSETS                                            93.                      94.

95. Beginning of period                                   2,132,224                2,096,303

96. End of period                                        $ 2,255,552              $ 2,132,224


FINANCIAL HIGHLIGHTS

97.                                YEARS ENDED AUGUST 31,

98.                                1995                     1994      1993      1992      1991

99.SELECTED PER-SHARE DATA

100.Net asset value,               $ 1.000                  $ 1.000   $ 1.000   $ 1.000   $ 1.000
beginning of period

101.Income from                     .053                     .032      .028      .042      .064
Investment Operations
Net interest income

102.Less Distributions              (.053)                   (.032)    (.028)    (.042)    (.064)
From net interest
 income

103.Net asset value,               $ 1.000                  $ 1.000   $ 1.000   $ 1.000   $ 1.000
end of period

104.TOTAL RETURN                    5.43%                    3.23%     2.83%     4.32%     6.64%

105.RATIOS AND SUPPLEMENTAL DATA

106.Net assets,                    $ 2,256                  $ 2,132   $ 2,096   $ 2,502   $ 2,802
end of period
(in millions)

107.Ratio of expenses to            .54%                     .56%      .57%      .55%      .60%
average net assets

108.Ratio of net interest           5.31%                    3.18%     2.83%     4.22%     6.47%
income to average
net assets


NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Daily Income Trust (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES -
CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to 67,997,000 or 3% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee computed daily and paid monthly, based on the level of the fund's average net assets and gross income earned each month. The portion of the fee based on average net assets is graduated ranging from an annual rate of
 .10% of average net assets up to $2 billion to an annual rate of .05% of average net assets in excess of $6 billion. The portion of the fee based on gross income is equal to 4% of the gross income earned by the fund each month (exclusive of gains realized from the sale of investments) provided the amount of such fee, at a minimum, amounts to an annual rate of .20% and, at a maximum, does not exceed an annual rate of .40% of the fund's average net assets. For the period, the management fee was equivalent to an annual rate of .33% of average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect, and after reducing the fee for any payments by FMR pursuant to the fund's Distribution and Service Plan.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. During the period September 1, 1994 to December 31, 1994, FSC received fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
Shareholders participating in the Fidelity Ultra Service Account(registered trademark) Program (the Program) pay a $5.00 monthly fee to Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, for performing services associated with the Program. For the period, fees paid to FBSI by shareholders participating in the Program amounted to $1,488,000.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of
Fidelity Union Street Trust II:
Fidelity Daily Income Trust:
We have audited the accompanying statement of assets and liabilities of Fidelity Union Street Trust II: Fidelity Daily Income Trust, including the schedule of portfolio investments, as of August 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian and brokers . An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Union Street Trust II: Fidelity Daily Income Trust as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Dallas, Texas
September 27, 1995
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Burnell R. Stehman, Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Bank of New York, N.A.
New York, NY
FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

SPARTAN


(registered trademark)
(registered trademark)
MUNICIPAL
MONEY
FUND
ANNUAL REPORT
AUGUST 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       8    A summary of major shifts in the
                              fund's investments over the past six
                              months
                              and one year.

INVESTMENTS              9    A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     28   Statements of assets and liabilities,
                              operations, and changes in net
                              assets, as well as financial
                              highlights.

NOTES                    32   Notes to the financial statements.

REPORT OF INDEPENDENT
ACCOUNTANTS              34   The auditors' opinion.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was almost ideal.
These market ups and downs are a normal part of investing, and there are some basic principles that can help investors in every type of market. First, take a long-term approach when investing. If you can afford to leave your money invested through the inevitable ups and downs of financial markets, you will greatly reduce your vulnerability to any single decline. Over time, for example, stock prices have gone up - and have significantly outperformed other types of investments and stayed ahead of inflation. Second, you can further manage risk by diversifying your investments. A stock mutual fund is already diversified, because it invests in many different companies. You can increase your diversification by investing in a number of different stock funds, or in different investment categories, such as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, it makes good sense to follow a regular investment plan, investing a set amount of money at the same time each month or quarter. That way, you can avoid getting caught up in the excitement of a rapidly-rising market - and won't end up buying all your shares at market highs. This strategy won't assure a profit or protect you from a loss in a declining market, but it should help you lower the average cost of your purchases. For this to be effective, you must continue to buy shares in both up and down markets.
If you have questions, please call us at 1-800-544-8888. We would be happy to send you a Fidelity FundMatch kit, which can help you determine the mix of investments that is right for you. You might also find it convenient to set up a regular investment plan using the Fidelity Automatic Account Builder.SM
We look forward to hearing from you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in a fund's share price over a given period, reinvestment of its dividends (or income), and the effect of the fund's $5 account closeout fee. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the total returns and yields would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995                        PAST 1   LIFE OF
                                                     YEAR     FUND

Spartan Municipal Money Fund                         3.59%    16.69%

Average All Tax-Free Money Market Fund               3.25%    13.53%

Consumer Price Index                                 2.62%    14.28%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case one year, or since the fund started on January 14, 1991. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the average all tax-free money market fund, which reflects the performance of 391 all tax-free money market funds with similar objectives tracked by IBC/Donoghue over the past 12 months. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The periods covered by the CPI and IBC/Donoghue numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995                        PAST 1   LIFE OF
                                                     YEAR     FUND

Spartan Municipal Money Fund                         3.59%    3.39%

Average All Tax-Free Money Market Fund               3.25%    2.81%

Consumer Price Index                                 2.62%    2.90%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                           8/29/94   11/28/94   2/27/95   5/29/95   8/28/95



Spartan Municipal          2.91%     3.45%      3.85%     3.86%     3.50%
Money Fund



If Fidelity had not        2.81%     3.35%      3.75%     3.76%     3.40%
reimbursed certain fund
expenses



Average All Tax-Free       2.59%     3.10%      3.48%     3.61%     3.21%
Money Market Fund



Spartan Municipal Money    4.55%     5.39%      6.02%     6.03%     5.47%
Fund - Tax-equivalent



If Fidelity had not        4.39%     5.23%      5.86%     5.88%     5.31%
reimbursed certain fund
expenses



YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. If the adviser had not reimbursed certain portfolio expenses during the periods shown, the yields would have been lower. You can compare these yields to the average all tax-free money market fund. Or you can look at the fund's tax-equivalent yield, which assumes you're in the 36% federal tax bracket. Figures for the average all tax-free money market fund are from IBC/Donoghue. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money fund
will maintain a $1 share price.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Scott Orr,
Portfolio Manager of Spartan
Municipal Money Fund
Q. SCOTT, WHAT KIND OF AN INVESTMENT CLIMATE HAVE YOU BEEN OPERATING IN FOR THE PAST YEAR?
A. We've seen both sides of Federal Reserve policy since last August - tightening and easing. A year ago, when the period began, the Fed was still trying to slow down the pace of economic growth and prevent an outbreak of inflation. There had already been five increases during 1994 in the federal funds rate - the interest rate banks charge each other for overnight loans
- and two more would follow: a three-quarter-point increase in November 1994 and a one-half-point increase in February 1995. That brought the federal funds rate to an even 6%, exactly double the rate of a year earlier. By that time, evidence of an economic slowdown was accumulating. Those signs were confirmed with the release of the first-quarter growth rate in the gross domestic product, which came in at a modest 2.7% compared to 5.1% during the fourth quarter of 1994. Hoping to achieve its so-called soft landing for the economy, the Fed retreated to the sidelines. But as growth slowed even further in the second quarter, the Fed shifted into an easing mode, trimming one-quarter percentage point off the federal funds rate in July.
Q. WHAT WAS YOUR STRATEGY DURING THE PERIOD?
A. The fund's average maturity at the beginning of the period was 48 days. As rates continued rising over the next few months, Sarah Zenoble, the previous fund manager, became gradually more defensive. By the end of April, the average maturity had rolled down to 23 days. That may seem counterintuitive, given that rates had stabilized by then. But note supply was scarce heading into the summer borrowing season, which limited our ability to lengthen the fund's average maturity. As new issues entered the market in June, I moved more aggressively to extend the fund, reaching 63 days by the end of June and as high as 70 days later in the summer. At the end of the period, the fund's average maturity remained at 70 days.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on August 31, 1995, was 3.48%, compared to 2.94% a year ago. The latest yield was the equivalent of a taxable yield of 5.44% for investors in the 36% federal tax bracket. The fund's total return during the one-year period was 3.59%. That beat the average total return of 3.25% during the same period for the average all tax-free money market fund, according to IBC/Donoghue.
Q. WHAT'S THE OUTLOOK?
A. I believe the next Fed move will be another rate cut; the question is when. The second quarter growth rate in the economy was only 1.1% - less than the first-quarter growth rate and well below the Fed's target rate of 2.5%. Given that, coupled with benign inflationary pressures, the Fed may feel compelled to act sooner rather than later. On the other hand, the economy has been showing some mixed signs of economic strength lately, suggesting the Fed may hold off for a while, possibly until after the first of the year. With all the uncertainty, now is probably not the time to aggressively extend the fund's average maturity. Instead, I'll probably aim to preserve some flexibility by staying within a range of 60 to 70 days.

FUND FACTS
GOAL: tax-free income with
share price stability by
investing in high-quality,
short-term municipal
securities
START DATE: January 14, 1991
SIZE: as of August 31,1995,
more than $2 billion
MANAGER: Scott Orr, since
June 1995; manager, Spartan
Arizona Municipal Money
Market Portfolio, since 1994;
also manager of various
institutional money market
portfolios; joined Fidelity in
1989.
(checkmark)

WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount -
is short, the fund manager is
anticipating a rise in interest
rates. When the average
maturity is long, the manager
is expecting rates to fall.
When the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
MUNICIPAL NOTE: A security
issued in advance of future
tax or other revenues and
payable from those specific
sources.
TENDER BOND: A variable-rate,
long-term security that gives
the bond holder the option to
redeem the bond at face
value before maturity.
VARIABLE RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            8/31/95            2/28/95            8/31/94

0 - 30       66                 71                 66

31 - 90      14                 16                 22

91 - 180     3                  11                 3

181 - 397    17                 2                  9

WEIGHTED AVERAGE MATURITY
                       8/31/95   2/28/95   8/31/94

Spartan Municipal
Money Market Fund      70 days   32 days   48 days

Average All Tax-Free
Money Market Fund*     53 days   39 days   56 days

ASSET ALLOCATION
AS OF AUGUST 31, 1995 AS OF FEBRUARY 28, 1995

Row: 1, Col: 1, Value: 58.0
Row: 1, Col: 2, Value: 21.0
Row: 1, Col: 3, Value: 7.0
Row: 1, Col: 4, Value: 14.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 1, Value: 56.0
Row: 1, Col: 2, Value: 22.0
Row: 1, Col: 3, Value: 6.0
Row: 1, Col: 4, Value: 16.0
Row: 1, Col: 5, Value: 0.0
Variable rate
demand notes
(VRDNs) 58%
Commercial
paper 21%
Tender bonds 7%
Municipal
notes 14%
Other 0%
Variable rate
demand notes
(VRDNs) 56%
Commercial
paper 22%
Tender bonds 6%
Municipal
notes 16%
Other 0%
* SOURCE: IBC/DONOGHUE'S MONEY FUND REPORT(registered trademark)
INVESTMENTS AUGUST 31, 1995

Showing Percentage of Total Value of Investments


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
ALABAMA - 2.6%
Alabama Ind. Dev. Auth. Rev., VRDN: (b)
 (Columbus Mills Inc. Proj.) Series 1994 A, 3.75%,
 LOC Trust Co. Bank  $ 3,000 $ 3,000
 (Well Built Cabinet Inc.) 4%, LOC Amsouth Bank   3,000  3,000
Ashland Ind. Dev. Board Rev. (Wellborn Cabinet Inc. Proj.)
Series 1991 A, 3.90%, LOC Amsouth Bank, VRDN (b)   1,560  1,560
Chatam Ind. Dev. Board Poll. Cont. Rev. Bonds
(Alabama Elec. Coop Inc. Proj.) Series 1993, 3.75%
tender 9/7/95   5,000  5,000
Colbert County Ind. Dev. Board (Golden Poultry Co., Inc.
Proj.) Series 1990, 3.90%, LOC Trust Co. Bank,
VRDN (b)   4,750  4,750
Columbia Ind. Dev. Rfdg. Rev. (Russell Corp. Proj.) 3.90%
LOC Trust Co. Bank, VRDN (b)   2,800  2,800
Columbiana Ind. Dev. Board Rev. (NFA Corp. Proj.)
Series 1992 A, 3.90%, LOC Amsouth Bank, VRDN (b)   6,700  6,700
Eufaula Ind. Dev. Board (Columbus Mills Inc. Proj.)
Series 1993, 3.90% LOC Trust Co. Bank, VRDN (b)   6,100  6,100
Florence Ind. Dev. Board. Rev. (Robert J. Bevis Proj.)
Series 1990, 3.90%, LOC, Boatmen's Nat'l. Bank
of St. Louis, VRDN (b)   3,325  3,325
Geneva Ind. Dev. Board Rev. (Russell Corp. Proj.)
Series 1992, 3.90%, LOC Trust Co. Bank, VRDN (b)   3,000  3,000
Phenix City Environmental Impt. Rev. Bonds
(Mead Coated Board Proj.) Series 1988: (b)
  3.80% tender 10/16/95,
  LOC ABN-AMRO Bank   3,000  3,000
  3.85% tender 11/7/95,
  LOC ABN-AMRO Bank   10,500  10,500
Phenix City Ind. Dev. Board Envir. Impt. Rev.
(Mead Coated Board Proj.), 3.60%,
LOC Toronto-Dominion Bank, VRDN (b)   3,200  3,200
Roanoke Ind. Dev. Board Ind. Dev. Rev.
(Wehadkee/Rock Mills Proj.) Series 1992, 3.90%,
LOC Trust Co. Bank, VRDN (b)   1,200  1,200
Talladega Ind. Dev. Rev. (Wehadkee Yarn Mills Proj.)
Series 1990, 3.90%, LOC Trust Co. Bank,
VRDN (b)   1,030  1,030
   58,165
ARIZONA - 2.6%
Arizona Ed. Loan Mktg. Corp. Series 1991 A, 3.75%,
LOC Dresdner Bank, VRDN (b)   8,200  8,200
Coconino County Poll. Cont. Corp. Poll. Cont. Rev.
(Arizona Pub. Svc. Co.-Navajo Proj.) Series 1994 A,
3.70%, LOC Bank of America, VRDN (b)   5,900  5,900
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
ARIZONA - CONTINUED
Flagstaff Ind. Dev. Auth. Rev. Bonds (Citizens Utilities),
4.25% tender 9/8/95 (b)  $ 2,100 $ 2,100
Maricopa County Ind. Dev. Auth. Multi-Family Hsg. Rev.
(Shadow Creek Apt. Proj.) Series 1994 C, 3.70%,
LOC Bank One Arizona, VRDN (b)   5,100  5,100
Mohave County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Citizens Utilities) Series 1993 E: (b)
  4.25% tender 9/12/95   3,500  3,500
  3.80% tender 10/12/95   6,900  6,900
  3.95% tender 11/8/95   2,500  2,500
Phoenix Civic Impt. Corp. Arpt. Impt. Rev. Series 1995,
3.70%, LOC Landesbank Hessen, VRDN (b)   11,000  11,000
Pima County Ind. Dev. Auth. Multi-Family Rev. (Quail Ridge
Apt.-B) 3.70%, LOC Bank One, VRDN   3,700  3,700
Pinal County Ind. Dev. Auth. Ind. Dev. Rev. (Sunbelt Refining
Co. LP Proj.) Series 1988, 3.65%, LOC Bankers Trust Co.,
VRDN (b)   2,500  2,500
Yavapai County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Citizens Utilities) Series 1993: (b)
  4.25% tender 9/12/95   5,700  5,700
  3.85% tender 11/9/95   2,000  2,000
   59,100
ARKANSAS - 1.0%
Arkansas Student Loan Auth. Rev., VRDN: (b)
 Series B-1, 3.65%   2,500  2,500
 Series B-2, 3.65%   2,000  2,000
 Series B-3, 3.65%   1,000  1,000
Blytheville Ind. Dev. Rev. (Arkansas Steel Processing Proj.)
Series 1992, 3.65%, LOC Credit Agricole, VRDN (b)   9,500  9,500
Clark County Solid Waste Disp. Rev. (Reynolds Metals
Co. Proj.), 3.75%, LOC Trust Co. Bank,
VRDN (b)   4,700  4,700
Harrison Ind. Dev. Rev. (Rock-Tenn Converting Co. Proj.)
Series 1993, 3.75%, LOC Trust Co. Bank,
VRDN (b)   2,500  2,500
   22,200
CALIFORNIA - 10.9%
Alameda County TRAN 4.75% 7/25/96,
LOC Union Bank of Switzerland   18,000  18,116
California Higher Ed. Student Loan Auth. Rev. Bonds: (b)
 Series 1987 C, 4.10% tender 6/1/96, LOC Sallie Mae   28,500  28,500
 Series E-5, 4.25% tender 6/1/96, LOC Sallie Mae   11,000  11,000
California School Cash Reserve Prog. Auth. TRAN
Series 1995 A, 4.75% 7/3/96 (MBIA Insured)
 LOC Ind. Bank of Japan   60,000  60,483
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
CALIFORNIA - CONTINUED
California Student Ed. Loan Mktg. Corp. Student Loan Rev.
Rfdg. Bonds, Series 1994 A, 4.35% tender 6/1/95,
LOC Dresdner Bank (b)  $ 9,500 $ 9,500
Fresno County TRAN 4.50% 7/2/96   6,900  6,923
Los Angeles Reg'l. Arpt. Impt. Facs. Lease Rev.
(Campagne Nationale Air France), 4.05%,
LOC Societe Generale, VRDN (b)   1,425  1,425
Los Angeles County TRAN 4.50% 7/1/96,
LOC Credit Suisse, Morgan Guaranty, Swiss Bank Corp.,
Union Bank of Switzerland, Westdeutsche Landesbank Giron,
 Bank of America Nat'l. Trust & Savings   79,000  79,419
Oakland TRAN 4.50% 7/31/96   7,500  7,541
Oakland Unified School Dist. TRAN 4.50% 8/30/96   6,000  6,024
San Bernardino County TRAN 4.50% 7/5/96, LOC Bank of
Nova Scotia, Banque Nationale de Paris BNP,
Toronto-Dominion Bank   16,000  16,071
   245,002
COLORADO - 1.9%
Colorado Student Oblig. Bond Auth. Rev. (Student Loan
Prog.) Series 1990 A, 3.55%, LOC Sallie Mae, VRDN (b)   12,120  12,120
Denver County Urban Renewal Auth. Tax Increment Rev.
Bonds (Urban Renewal Proj.) Series 1989 A, 4.20%
tender 2/15/96 (b)   10,530  10,530
Jefferson County School Dist. #R-1 Participating VRDN,
Series BTP-35A, 3.75% (Liquidity Facility Bankers Trust) (c)   3,025  3,025
Monte Vista Ltd. Oblig. Swr. Rev., Series 1992, 3.90%,
LOC Wachovia Bank, VRDN (b)   2,810  2,810
Westminster Multi-Family Hsg. Rev. (Lakeview Apts.)
Series 1994, 4.10%, LOC Sumitomo Bank, VRDN (b)   7,185  7,185
Wheat Ridge Ind. Dev. Rev., VRDN: (b)
 (Adolph Coors Co. Proj.) Series 1993, 3.80%,
 LOC Wachovia Bank   4,000  4,000
 (Leaf Inc. Proj.) 3.875%, LOC Wachovia Bank   4,000  4,000
   43,670
CONNECTICUT - 1.4%
Connecticut Hsg. Fin. Auth. Hsg. Mtg. Fin. Prog. Bonds: (b)
 Series 1989 D, 3.85% tender 10/11/95   8,500  8,500
 Series 1993 H-2, 3.75% tender 4/15/96   3,000  3,000
Connecticut Spl. Assessment Unemployment Rev. Bonds,
Series 1993 C, 3.85% tender 7/1/95 (FGIC Insured)   20,000  20,000
   31,500
DELAWARE - 0.4%
Delaware Hsg. Auth. Participating VRDN, Series PA-39,
3.70% (Liquidity Facility Merrill Lynch) (c)   9,975  9,975
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
DISTRICT OF COLUMBIA - 0.6%
Dist. of Columbia Hsg. Fin. Auth. Multi-Family Hsg. Rev.
Rfdg. (Mount Vernon Plaza Apts.) Series 1991, 3.75%,
LOC Bank One, VRDN (b)  $ 13,105 $ 13,105
FLORIDA - 5.6%
Broward County Ind. Dev. Board Rev., VRDN: (b)
 Rfdg. (Goldline Lab., Inc. Proj.) Series 1989 B, 3.60%,
 LOC Barnett Bank   567  567
 (Rib Associates Proj.) Series 1989, 3.90%,
 LOC Sun Bank   1,495  1,495
Collier County Wtr. & Swr. Ind. Dev. Rev.
(Marco Island Util. Proj.), VRDN: (b)
  Series 1990, 3.90%, LOC Sun Bank   2,400  2,400
  Series 1992, 3.90%, LOC Sun Bank   4,825  4,825
Dade County Hsg. Fin. Corp. Participating VRDN,
Series 1991 A, 4% (Liquidity Facility Bank One) (b) (c)   6,360  6,360
Dade County Ind. Dev. Rev., VRDN: (b)
 (Guastafeste Proj.) Series 1987, 3.90%,
 LOC Sun Bank   2,235  2,235
 (Montenay-Dade Proj.):
  Series 1988, 3.70%, LOC Banque Paribas   20,015  20,015
  Series 1990 A, 3.70%, LOC Banque Paribas   47,715  47,715
Dade County Multi-Family Hsg. Rev. (Biscayne View Apts.
Proj.) Series 1993, 4.10%, VRDN (b)   12,000  12,000
Escambia County Solid Wst. Disp. Rev. (Monsanto Co.
Proj.) Series 1993, 3.70%, VRDN (b)   5,300  5,300
Florida Hsg. Fin. Agcy. Multi-Family Hsg. Rev. Rfdg.
(Players Club) Series 1991 C, 3.76%,
LOC Sumitomo Trust, VRDN   3,960  3,960
Florida Local Gov't. Fin. Auth. (Lake Wales Medical Centers
Inc. Proj.) Series 1994 A, 3.60%,
LOC First Union Nat'l. Bank of Florida, VRDN   1,563  1,563
Greater Orlando Aviation Auth. Arpt. Fac. Rev.,
Series B, 3.95% 9/26/95
(Liquidity Facility Morgan Guaranty), CP (b)   3,000  3,000
Hillsborough County Ind. Dev. Rev. (Vigo Importing Proj.)
3.90%, LOC NationsBank of Florida, VRDN (b)   1,835  1,835
Indian River County Hosp. Dist. Hosp. Rev. Bonds
Series 1990, 4.30% tender 9/12/95, LOC Kredietbank   4,400  4,400
Lee County Ind. Dev. Auth. Ind. Dev. Rev. Bonds (Baader
North America Proj.) Series 1994, 3.50%,
LOC Deutsche Bank (b)   2,200  2,200
Orange County Health Fac. Auth. Rfdg. Rev. Bonds
(Pooled Hosp. Loan) Series 1985, 3.80% tender 10/5/95
(MBIA Insured) BPA Banque Paribas   4,000  4,000
Volusia County Ind. Dev. Auth. (Southern State Util. Proj.)
Series 1994, 3.75%, LOC Sun Bank, VRDN (b)   2,190  2,190
   126,060
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
GEORGIA - 1.5%
Cartersville Dev. Auth. Ind. Dev. Rev. (Sekisui Jushi America
Inc.) Series 1992, 3.85%, LOC Sanwa Bank, VRDN (b)  $ 4,100 $ 4,100
Floyd County Dev. Auth. Ind. Dev. Rev. (Marglen Ind. Inc.
Proj.), 3.75%, LOC Trust Co. Bank, VRDN (b)   6,200  6,200
Georgia Port Auth. Rev. (Mayor's Point Terminal)
Series 1992, 3.90%, LOC Trust Co. Bank,
VRDN (b)   3,700  3,700
Greene County Ind. Dev. Rev. (Chipman-Union Inc. Proj.)
Series 1991, 3.90%, LOC Trust Co. Bank,
VRDN (b)   1,900  1,900
Newton County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Kopmatsu Forklift USA, Inc.) 3.85%,
LOC Ind. Bank of Japan, VRDN (b)   3,000  3,000
Pierce County Ind. Dev. & Bldg. Auth. Rev. (American Egg
Prods. Inc. Proj.) Series 1989, 3.75%,
LOC Trust Co. Bank, VRDN (b)   1,650  1,650
Rockdale County Ind. Dev. Rev. (Takahashi Works USA)
Series 1990, 3.90%, LOC Sanwa Bank, VRDN (b)   3,575  3,575
Savannah Econ. Dev. Auth. Rev. (Home Depot Inc.)
Series 1995 A, 3.90%, VRDN (b)   5,000  5,000
Worth County Ind. Dev. Auth. Rev. (Seabrook Ent. Proj.)
Series 1991, 3.50%, LOC Barclays Bank, VRDN (b)   5,000  5,000
   34,125
HAWAII - 0.3%
Hawaii Hsg. Fin. & Dev. Corp. Participating VRDN,
Series PT-35, 3.80% (Liquidity Facility Ind. Bank of
Japan) (b) (c)   5,610  5,610
IDAHO - 0.7%
Idaho Gen. Oblig. TAN Series 1995, 4.50% 6/27/96   13,000  13,072
Port of Lewiston Ind. Dev. Rev. (Blount Inc.) Series 1995,
3.90%, LOC NationsBank of Georgia, VRDN (b)   1,800  1,800
   14,872
ILLINOIS - 3.9%
Carol Stream Multi-Family Hsg. Rev. (St. Charles Square
Proj.) Series 1993, 3.05% LOC Heller Financial Inc.,
VRDN (b)   7,850  7,850
Chicago - O'Hare Int'l. Arpt. Rev., VRDN: (b)
 Series 1988 A, 3.85%, LOC Sanwa Bank   19,800  19,800
 (Northwest Orient Airlines), 3.85%,
 LOC Mitsubishi Bank   700  700
Illinois Dev. Fin. Auth. Ind. Dev. Rev., VRDN: (b)
 (Belmont Steel Proj.) Series 1991, 3.85%,
 LOC Comerica Bank   4,500  4,500
 (Chicago Fineblanking Corp. Proj.) 3.80%,
 LOC Nat'l. Bank of Detroit   4,000  4,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
ILLINOIS - CONTINUED
Illinois Dev. Fin. Auth. Ind. Dev. Rev., VRDN: (b) - continued
 (Eakas Corp. Proj.) Series 1989, 3.85%,
 LOC Bank of Tokyo  $ 8,000 $ 8,000
 (FC Ltd. Partnership), 3.90%,
 LOC Lasalle Nat'l. Bank   3,410  3,410
 (Kindlon Partners Proj.) Series 1994, 3.90%,
 LOC Lasalle Nat'l. Bank   1,400  1,400
 (Rich Products Corp. Proj.) Series 1993, 3.75%,
 LOC Trust Co. Bank   7,800  7,800
 (Yale-South Haven Proj.) Series 1994, 3.80%,
 LOC Bank One   2,900  2,900
Illinois Dev. Fin. Auth. Ltd. Oblig. Rev. (SWD Inc. Proj.),
3.80%, LOC Nat'l. Bank of Detroit, VRDN (b)   5,000  5,000
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Illinois Pwr. Co. Proj.)
Series 1987 B, 3.60%, LOC Mitsubishi Bank Ltd., VRDN (b)   4,300  4,300
Illinois Dev. Fin. Auth. Residential Rental Rev. (F.C. Harris Pavilion
Proj.) Series 1994, 3.70%, VRDN (b)   5,400  5,400
Kane, Cook & DuPage Counties School Dist. U-46 TAN
5% 9/29/95   9,000  9,002
St. Charles Ind. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.)
Series 1986, 3.60%, LOC Nat'l. Westminster Bank,
VRDN (b)   4,100  4,100
   88,162
INDIANA - 0.8%
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds,
Series 1994 C, 4% tender 7/3/95 (b)   3,000  3,000
Indianapolis Econ. Dev. Rev. (EPI Printers Inc. Proj.)
Series 1995, 3.85%, LOC Comerica Bank, VRDN (b)   5,075  5,075
Indianapolis Ind. Dev. Rev. (Sohl Assoc. LLC Proj.)
Series 1995, 3.95%, LOC Nat'l. City Bank, VRDN (b)   3,000  3,000
Lebanon Econ. Dev. Rev. (White Castle Sys. Inc. Proj.)
3.80%, LOC Bank One, VRDN (b)   2,270  2,270
Ligonier Econ. Dev. Rev. (Sharon Manufacturing Co.), 3.80%,
LOC Nat'l. Bank of Detroit, VRDN (b)   5,300  5,300
   18,645
IOWA - 1.2%
Clinton Ind. Dev. Rev. (Sethness Products Co. Proj.) 3.75%,
LOC Northern Trust Corp., VRDN (b)   4,000  4,000
Iowa Fin. Auth. Ind. Dev. Rev. (McWane Inc. Proj.)
Series 1992, 3.90%, LOC Amsouth Bank, VRDN (b)   6,000  6,000
Iowa Student Loan Liquidity Corp. Rev., Series B, 3.75%
(AMBAC Insured), BPA Norwest Bank, VRDN (b)   16,000  16,000
   26,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
KANSAS - 0.2%
Olathe Ind. Dev. Rev. (Garmin International Inc.)
Series 1995, 4.05%, LOC Boatmens First Nat'l. Bank of
Kansas City, VRDN  $ 3,500 $ 3,500
KENTUCKY - 0.5%
Cynthiana Ind. Dev. Rev. (E.D. Bullard Co. Proj.), 3.90%,
LOC NationsBank, VRDN (b)   1,440  1,440
Daviess County Multi-Family Hsg. Rev. Rfdg. (Park Regency
Apts. Proj.) 4.10%, LOC Sumitomo Bank Ltd., VRDN (b)   4,155  4,155
Scott County Ind. Building Rev. (Ropak Corp. Proj.)
Series 1994, 3.80%, LOC Bank One, VRDN (b)   4,950  4,950
   10,545
LOUISIANA - 1.6%
Calcasieu Parish Pub. Trust Auth. Solid Waste Disp. Rev.
(PPG Industries Inc. Proj.) Series 1994, 3.80%, VRDN (b)   6,300  6,300
East Baton Rouge Parish Solid Waste Rev. (Georgia Pacific
Corp.) 4%, LOC Ind. Bank of Japan, VRDN (b)   5,000  5,000
Lake Charles Hbr. & Term. Dist. Port Impt. Rev., 3.70%,
LOC Nat'l. Westminster Bank, VRDN (b)   23,000  23,000
Plaquemines Parish Environmental Rev.
(BP Exploration & Oil, Inc.), VRDN: (b)
  Rfdg. Series 1995, 3.70%   700  700
  Series 1994, 3.70%   1,700  1,700
   36,700
MAINE - 0.3%
Eastport Ind. Dev. Rev. (Passamaquoddy Tribe Fibre Extrusion
Proj.) Series 1992, 3.75%, LOC Nat'l. Bank of Detroit,
VRDN (b)   4,860  4,860
Maine Fin. Auth. Econ. Dev. Rev., VRDN: (b)
 Series 1992 A, 3.85%, LOC Sumitomo Bank   1,620  1,620
 Series 1992 C, 3.85%, LOC Sumitomo Bank   720  720
 Series 1992 D, 3.85%, LOC Sumitomo Bank   540  540
   7,740
MARYLAND - 1.9%
Baltimore Econ. Dev. Rev., VRDN: (b)
 (Oles Envelope):
  Series A, 3.75%, LOC First Fidelity Bank   3,500  3,500
  Series B, 3.75%, LOC First Fidelity Bank   4,260  4,260
 (Rock-Tenn Converting Co.) Series 1987, 3.90%,
 LOC Trust Co. Bank   1,455  1,455
Maryland Commty. Dev. Administration Dept. of Hsg. &
Commty. Dev. Participating VRDN, Series PT-36,
3.75% (Liquidity Facility Ind. Bank of Japan) (b) (c)   18,540  18,540
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
MARYLAND - CONTINUED
Montgomery County Hsg. Opportunity Commission
(Draper Lane Apts.) 3.80% (FGIC Insured),
BPA Sumitomo Bank, VRDN (b)  $ 12,400 $ 12,400
Prince George's County Ind. Dev. Rev. (Cintas Corp. #41
Proj.), 3.90%, LOC PNC Bank, VRDN (b)   2,615  2,615
   42,770
MICHIGAN - 2.6%
Michigan Auth. RAN Series 1995 B, 4.50% 7/3/96   43,000  43,242
Michigan Higher Ed. Student Loan Auth. Rev. Rfdg.,
Series XII-B, 3.55% (AMBAC Insured)
(BPA Mitsubishi Bank), VRDN (b)   2,000  2,000
Michigan Strategic Fund Ltd. Oblig. Rev.
(Michigan Sugar Co. - Carrollton) 3.90%,
LOC Trust Co. Bank, VRDN (b)   6,000  6,000
Michigan Strategic Fund Rev. Bonds (Dow Chemical Proj.)
Series 1988: (b)
  3.85% tender 10/13/95   2,600  2,600
  3.85% tender 10/26/95   4,000  4,000
Rochester Hills Econ. Dev. Corp. Ltd. Oblig. Rev.
(Cardell Corp.) 3.70%, LOC Comerica Bank,
VRDN (b)   1,450  1,450
   59,292
MINNESOTA - 0.1%
Anoka County United Pwr. Assoc. Rev. Bonds
(Nat'l. Rural Utilities) Series 1988 A, 4.25%
tender 9/11/95 (b)   1,300  1,300
Baudette Ind. Dev. Rev. (Reid-Rowell Inc. Proj.) Series 1989,
3.90%, LOC NationsBank of Georgia, VRDN (b)   1,900  1,900
   3,200
MISSISSIPPI - 0.7%
Canton Ind. Dev. Auth. Rev. (McCarty Farms Proj.)
Series 1990, 3.90%, LOC Trust Co. Bank,
VRDN (b)   6,000  6,000
DeSoto County Ind. Dev. Rev. (Flavorite Labs Proj.)
Series 1991 B, 3.95%, LOC First Tenn. Nat'l. Corp.,
VRDN (b)   3,200  3,200
Mississippi Business Fin. Corp. Ind. Dev. Rev. (Pillowtex
Corp. Proj.) Series 1992, 3.85%, LOC NationsBank,
VRDN (b)   4,140  4,140
Noxubee County Ind. Dev. Board Rev. (Barge Forest Products
Co. Proj.) 4.50%, LOC Amsouth Bank, VRDN (b)   3,265  3,265
   16,605
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
MISSOURI - 1.8%
Berkeley Ind. Dev. Auth. Tax Exempt Fac. Rev. (St. Louis Air
Cargo Svcs. Proj.) 4.25%, LOC Sumitomo Bank, VRDN (b) $ 7,675 $ 7,675 Missouri Higher Ed. Loan Auth. Student Loan Rev., VRDN: (b)
 Series 1988 A, 3.80%, LOC Nat'l. Westminster Bank   6,000  6,000
 Series 1990 A, 3.80%, LOC Nat'l. Westminster Bank   5,700  5,700
 Series 1991 B, 3.85% (MBIA Insured)
 BPA Internationale Nederlanden Bank   16,500  16,500
University of Missouri RAN Series 1995-96, 4.75% 6/28/96   4,000  4,033
   39,908
NEVADA - 4.2%
Clark County Ind. Dev. Rev. (Nevada Pwr. Co. Proj.)
Series 1989 A, 3.75%, LOC Society Generale, VRDN (b)   28,600  28,600
Clark County Poll. Cont. Rev. Bonds
(Southern California Edison) Series 1987 A: (b)
  3.75% tender 9/11/95   7,615  7,615
  3.85% tender 10/13/95   8,000  8,000
  3.85% tender 10/17/95   5,000  5,000
  3.95% tender 10/19/95   3,575  3,575
  3.95% tender 10/24/95   4,000  4,000
Nevada Director State Dept. Comm. Ind. Dev. Rev.
(Primex Corp.), 3.80%, LOC Bank One, VRDN (b)   3,125  3,125
Washoe County Gas Fac. Rev. Bonds
(Sierra Pacific Pwr. Co.) Series 1990: (b)
  3.50% tender 9/8/95,
  LOC Union Bank of Switzerland   3,500  3,500
  3.85% tender 10/18/95,
  LOC Union Bank of Switzerland   17,615  17,615
  3.95% tender 11/9/95,
  LOC Union Bank of Switzerland   2,050  2,050
  3.95% tender 11/10/95,
  LOC Union Bank of Switzerland   10,000  10,000
  3.85% tender 11/17/95,
  LOC Union Bank of Switzerland   1,400  1,400
   94,480
NEW HAMPSHIRE - 0.6%
New Hampshire Higher Ed. & Health Fac. Auth. Rev. Bonds
(Dartmouth Educ. Loan Corp.), 4% tender 12/1/95 (b)   1,670  1,670
New Hampshire Hsg. Fin. Auth. Multi-Family Hsg. Rev., VRDN:
 (Fairways Proj.), 3.75%, LOC General Electric Capital
 Corp. (b)   10,000  10,000
 (Nashua-Oxford Proj.) Series 1990, 4.15%   1,100  1,100
   12,770
NEW JERSEY - 0.4%
Cherry Hill Township BAN 5.50% 12/13/95   9,669  9,686
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
NEW MEXICO - 0.2%
Espanol Ind. Dev. Rev. (Nambee Mills Inc. Proj.) Series A,
3.95%, LOC Nat'l. City Bank, VRDN (b)  $ 4,000 $ 4,000
NEW YORK - 0.4%
New York City Gen. Oblig. TAN 4.50% 2/15/96   7,240  7,261
New York City Ind. Dev. Auth. Ind. Dev. Rev. (Japan Airlines
Co. Ltd.) Series 1991, 3.65%, LOC Morgan Guaranty,
VRDN (b)   700  700
   7,961
NORTH CAROLINA - 1.9%
Bladen County Ind. Fac. & Poll. Cont. Fin. Auth. Rev.
(BCH Energy Ltd. Partner), 3.85%,
LOC Bank of Tokyo, VRDN   19,000  19,000
Cleveland County Ind. Fac. & Poll. Cont. Fin. Auth. Solid
Waste Disp. Rev. (PPG Ind. Proj.) 3.80%, VRDN (b)   3,300  3,300
Guilford County Ind. Fac. & Poll. Cont. Fin. Auth. Rev.
(High Point Chemical Corp.) Series 1994, 3.85%,
LOC Sumitomo Bank, VRDN (b)   3,000  3,000
Halifax County Ind. Fac. Poll. Cont. Fac. Auth. Rev.
(Westmoreland-Hadson & Roanoke Valley Proj.)
Series 1991, 3.70%, LOC Credit Suisse, VRDN (b)   5,000  5,000
Johnston County Ind. Facs. Poll. Cont. Rev. Fin. Auth. Ind.
Dev. Rev. (Kabivitrum Inc. Proj.) 3.85%,
LOC Wachovia Bank, VRDN   2,000  2,000
Piedmont Triad Arpt. Auth. Spl. Facs. Rev. (Triad Int'l.
Maintenance Corp. Proj.) Series 1989, 3.85%,
LOC Mellon Bank, VRDN (b)   10,100  10,100
   42,400
NORTH DAKOTA - 0.1%
Mercer County Solid Waste Disp. Rev. Bonds (United Pwr.
Proj.), 3.95% tender 12/1/95 (b)   3,100  3,100
OHIO - 0.2%
Middletown Ind. Dev. Rev. (Pilot Chemical Proj.) 3.80%,
LOC Bank One, VRDN (b)   900  900
Ohio Ind. Dev. Rev. (Masashi Nagai/Snair Co.) Series A,
3.85%, LOC Bank One, VRDN   1,270  1,270
Summit County Ind. Dev. Rev. (Ganzhorn Prop. Proj.)
3.80%, LOC Bank One, VRDN   1,125  1,125
   3,295
OKLAHOMA - 0.9%
Oklahoma Ind. Auth. Ind. Rev. (Farley Candy), 4.20%,
LOC Toronto-Dominion Bank, VRDN (b)   3,000  3,000
Oklahoma Ind. Fin. Auth. Gen. Oblig. Ind. Fin. Rev. Bonds,
Series L, 4.30% tender 11/1/95,
LOC Credit Locale de France (b)   7,600  7,600
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
OKLAHOMA - CONTINUED
Southeastern Ind. Auth. Solid Wst. Disp. Rev.
(Weyerhaeuser Co. Proj.) 3.80%, VRDN (b)  $ 10,000 $ 10,000
   20,600
OREGON - 0.7%
Lane County Sewer Disp. Rev. (Weyerhauser Co. Proj.)
3.85%, VRDN (b)   7,100  7,100
Oregon Econ. Dev. Dept. Solid Waste Disp. Rev.
(Weyerhaeuser Co. Proj.) Series CL, 3.85%, VRDN (b)   3,000  3,000
Port Umatilla Ltd. Oblig. Rev. (Hermiston Food Proj.)
Series 1989, 3.90%, LOC U.S. Nat'l. Bank of Oregon,
VRDN (b)   3,900  3,900
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling)
3.95%, LOC U.S. Nat'l. Bank of Oregon, VRDN (b)   2,350  2,350
   16,350
PENNSYLVANIA - 5.8%
Butler County Ind. Dev. Rev. (JSM Acquisition Corp. Proj.)
Series 1989 A, 3.90%, LOC PNC Bank, VRDN (b)   1,650  1,650
Carbon County Ind. Dev. Auth. Resource Recovery Rev. Bonds
(Panther Creek Partners Proj.): (b)
  Series B:
   3.60% tender 10/10/95, LOC Nat'l. Westminster Bank   4,000  4,000
   3.85% tender 10/13/95, LOC Nat'l. Westminster Bank   2,000  2,000
   3.95% tender 10/19/95, LOC Nat'l. Westminster Bank   8,285  8,285
   3.95% tender 11/9/95, LOC Nat'l. Westminster Bank   2,700  2,700
  Series 1990 A:
   3.40% tender 9/7/95, LOC Nat'l. Westminster Bank    5,000  5,000
   3.55% tender 10/6/95, LOC Nat'l. Westminster Bank   11,200  11,200
   3.85% tender 11/17/95, LOC Nat'l. Westminster Bank   2,000  2,000
  Series 1991 A:
   3.40% tender 9/7/95, LOC Nat'l. Westminster Bank   9,575  9,575
   3.95% tender 10/19/95, LOC Nat'l. Westminster Bank   1,400  1,400
  Series 1992 A:
   3.50% tender 9/8/95, LOC Nat'l. Westminster Bank   5,000  5,000
   3.80% tender 10/12/95, LOC Nat'l. Westminster Bank   10,000  10,000
Erie County Ind. Dev. Auth. Rev. (Carlisle Corp. Proj.)
Series 1993, 3.75%, LOC Trust Co. Bank, VRDN (b)   1,500  1,500
Northampton County Ind. Dev. Auth. Bonds (Citizens Utilities
Co. Proj.) Series 1991, 4.25% tender 9/8/95 (b)   2,000  2,000
Northumberland County Ind. Dev. Board Rev.
(Foster Wheeler Mt. Carmel Inc.), VRDN: (b)
  Series 1987 A, 3.70%,
  LOC Union Bank of Switzerland   9,600  9,600
  Series 1987 B, 3.70%,
  LOC Union Bank of Switzerland   1,200  1,200
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
PENNSYLVANIA - CONTINUED
Pennsylvania Econ. Dev. Fin. Auth. Rev., VRDN: (b)
 (BPS Dev. Proj.) Series 1989 D-3, 3.90%,
 LOC PNC Bank  $ 225 $ 225
 (Corry Laser Technology Proj.) Series 1989 D-5,
 3.90%, PNC Bank   150  150
 (C&D Charter Pwr. Sys.) Series 1991 D-6, 3.90%,
 LOC PNC Bank   1,300  1,300
 (Johnstown Corp. Proj.) 3.90%, LOC PNC Bank   510  510
Pennsylvania Higher Ed. Assistance Agcy. Student Loan Rev.,
Series 1988 A, 3.75%, LOC Sallie Mae, VRDN (b)   8,400  8,400
Philadelphia Ind. Dev. Auth. Commercial Dev. Rev. (Airport Hotel
Proj.) Series 1990, 3.65% LOC Citibank, VRDN (b)   11,000  11,000
Venango Ind. Dev. Auth. Resource Recovery Rev. Bonds
(Scrubgrass Proj.): (b)
  Series 1990 A:
   3.50% tender 9/8/95, LOC Nat'l. Westminster Bank   7,400  7,400
   3.95% tender 11/9/95, LOC Nat'l. Westminster Bank   2,750  2,750
  Series 1990 B:
   4.25% tender 9/7/95, LOC Nat'l. Westminister Bank    7,800  7,800
   3.65% tender 10/11/95, LOC Nat'l. Westminster Bank    4,100  4,100
   3.80% tender 10/26/95, LOC Nat'l. Westminster Bank   3,785  3,785
   3.80% tender 10/27/95, LOC Nat'l. Westminister Bank   5,000  5,000
   129,530
RHODE ISLAND - 0.2%
Rhode Island Hsg. & Mtg. Fin. Corp. Homeownership
Opportunities Bonds Series 17C, 4.40% tender 2/1/96 (b)   5,000  5,000
SOUTH CAROLINA - 3.7%
Dorchester County Ind. Dev. Rev. (SYN Strand Inc.) Series 1994,
3.875%, LOC Wachovia Bank, VRDN (b)   6,650  6,650
Marion County Ind. Dev. Rev. (New South Proj.) Series 1994,
3.90%, LOC NationsBank, VRDN (b)   4,000  4,000
South Carolina Jobs Econ. Dev. Auth. Ind. Dev. Rev., VRDN: (b)
 (Drake Molding Corp. Proj.) Series 1995, 3.80%,
 LOC First of America   6,200  6,200
 (Titan Wheel Int'l. Proj.) Series 1995, 3.90%,
 LOC NationsBank   9,500  9,500
 (Wellman Inc. Proj.) 3.875%,
 LOC Wachovia Bank, VRDN   7,500  7,500
South Carolina Jobs Econ. Dev. Auth. Rev., VRDN: (b)
 (Alexander Mach. Inc. Proj.) Series 1994, 3.90%,
 LOC NationsBank   2,500  2,500
 (Alfmeir Corp.) 3.875%, LOC Bayerische Landesbank   3,500  3,500
 (Jackson Mills Inc. Proj.) Series 1994, 3.75%,
 LOC Trust Co. Bank   4,400  4,400
 (Peace Textile America Proj.) Series 1992, 3.90%,
 LOC NationsBank   3,000  3,000
 (Zeuna Staerker USA Inc. Proj.) Series 1993, 3.70%,
 LOC Bayerische Landesbank   7,200  7,200
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
SOUTH CAROLINA - CONTINUED
South Carolina Port Auth. Jr. Lien, 3.70%,
LOC South Carolina Nat'l. Bank, VRDN (b)  $ 20,700 $ 20,700
Spartanburg County Ind. Dev. Rev. (Prym-Dritz Corp. Proj.)
3.875%, LOC Wachovia Bank, VRDN (b)   4,100  4,100
Union County Ind. Dev. Auth. Rev. (Federal Paper Board
Proj.) 3.875%, LOC Wachovia Bank, VRDN (b)   4,000  4,000
   83,250
TENNESSEE - 3.3%
Anderson County Ind. Dev. Board Rev. (Becromal of America
Proj.) Series 1988, 4.05%, LOC Credito Italiano,
VRDN (b)   2,000  2,000
Carter County Ind. Dev. Board Multi-Family Hsg. Rev. Rfdg.
(Willow Run Apts.) Series 1990, 4.10%,
LOC Sumitomo Bank, VRDN (b)   6,675  6,675
Claiborne County Ind. Dev. Rev. Board (Royal Sterilization
Sys.) 3.95%, LOC First Tennessee Nat'l. Corp.,
VRDN (b)   3,600  3,600
Hamilton County Ind. Dev. Board Multi-Family Hsg. Rev.
(Waterford Place Apts. Proj.) Series 1987, 4.25%,
LOC Marine Midland Bank, VRDN (b)   10,300  10,300
Knox County Ind. Dev. Rev. (Rock-Tenn Converting CP Proj.)
Series 1993, 3.75%, LOC Trust Company Bank,
VRDN (b)   1,000  1,000
Memphis Gen. Oblig. Arpt. Rev., Series 1987 D, 3.85%,
LOC Ind. Bank of Japan, VRDN (b)   4,100  4,100
Memphis-Shelby County Arpt. Auth. Rev., 3.85% 10/20/95,
LOC Canadian Imperial Bank, CP (b)   8,700  8,700
Morristown Ind. Dev. Rev., VRDN: (b)
 (Lakeway Container Inc. Proj.) Series 1993, 4.05%,
 LOC First Tennessee Bank   400  400
 (Tuff Torq Corp. Proj.) Series 1989, 3.95%,
 LOC Bank of Tokyo   4,950  4,950
Tennessee Hsg. Dev. Agcy. Rev. Bonds
 Series PT-59A, 4.10% tender 12/7/95
(Liquidity Facility Credit Suisse) (b) (c) (d)   13,705  13,705
Tennessee Hsg. Dev. Agcy. Participating VRDN: (b) (c)
Series PT-25, 3.80% (AMBAC Insured)
 (Liquidity Facility Credit Suisse)   14,840  14,840
 Series PT-59B, 3.80% (Liquidity Facility Credit Suisse)   3,950  3,950
Trenton Ind. Dev. Board Rev. (Dyersburg Fabrics Inc.)
Series 1990, 3.90%, LOC Trust Co. Bank,
VRDN (b)   1,050  1,050
   75,270
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
TEXAS - 17.5%
Bell County Ind. Dev. Corp. Ind. Dev. Rev. Bonds (Metal Sales
Manufacturing Corp.) 3.90%, LOC Star Bank, VRDN (b)  $ 2,800 $ 2,800
Brazos River Hbr. Navigation Dist. of Brazoria County
Rev. Bonds (Dow Chemical): (b)
  Series 1988:
   3.75% tender 9/11/95   9,000  9,000
   3.80% tender 10/10/95   8,570  8,570
   3.80% tender 10/12/95   7,500  7,500
   3.85% tender 10/13/95   2,700  2,700
   3.95% tender 10/19/95   2,000  2,000
   3.90% tender 10/23/95   14,300  14,300
  Series 1992:
   3.40% tender 9/7/95   14,350  14,350
   3.60% tender 9/7/95   4,300  4,300
   3.75% tender 9/11/95   5,660  5,660
   3.85% tender 10/17/95   5,700  5,700
   3.90% tender 10/23/95   4,000  4,000
Brazos River Hbr. Navigation Dist. of Brazoria County Rev.
(Dow Chemical) Series 1993, 3.70%, VRDN (b)   2,000  2,000
Brazos River Auth. Collateralized Poll. Cont. Rev.
(Texas Util. Elec.): (b)
  Rfdg. Bonds:
   Series A, 3.65% tender 10/11/95,
   LOC Canadian Imperial Bank   10,670  10,670
   Series A, 3.85% tender 10/20/95,
   LOC Canadian Imperial Bank   13,000  13,000
   Series B, 3.95% tender 11/13/95,
   LOC Canadian Imperial Bank   29,170  29,170
  Rfdg., VRDN:
   Series 1995 C, 3.65%, LOC Swiss Bank Corp.   5,900  5,900
   3.80%, LOC Union Bank of Switzerland   5,300  5,300
  Series 1995 A, 3.65%, LOC Morgan Guaranty, VRDN    6,600  6,600
Brownsville Ind. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.)
Series 1992, 3.90%, LOC Trust Co. Bank, VRDN (b)   7,000  7,000
Cleburne Ind. Dev. Rev. (Southwestern Analytical Chemical
Proj.) 4.05%, LOC Nat'l. City Bank, VRDN (b)   2,775  2,775
Denton County Ind. Dev. Rev. (Hydro Conduit Corp.) 4.20%,
LOC Union Bank of Switzerland, VRDN (b)   7,200  7,200
Greater East Texas Higher Ed. Auth. Student Loan Rev.: (b)
 Bonds, Series 1993 B, 4.10% tender 6/1/96,
 LOC Sallie Mae   6,000  6,006
 Rfdg., Series 1992 B, 3.75%, LOC Sallie Mae, VRDN   1,000  1,000
 Series 1988 A, 3.70% (AMBAC Insured)
 BPA Citibank, VRDN   29,700  29,700
 Series 1988, 3.70% (AMBAC Insured)
 BPA Citibank, VRDN   7,500  7,500
 Series 1993 B, 3.75%, LOC Sallie Mae, VRDN   24,000  24,000
Gulf Coast Ind. Dev. Auth. Solid Waste Disp. Rev.
(Citgo Petroleum) 3.70%, LOC Wachovia Bank, VRDN (b)   3,300  3,300
Gulf Coast Waste Disp. Auth. (Amoco Oil Co. Proj.)
3.65%, VRDN (b)   3,500  3,500
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
TEXAS - CONTINUED
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev.
Bonds (Amoco Oil Co. Proj.) Series 1991, 4.30%
tender 10/1/95 (b)  $ 2,100 $ 2,100
Harris County Ind. Dev. Corp. Poll. Cont. Rev. (Exxon Proj.)
Series 1987, 3.65%, VRDN (b)   1,700  1,700
Houston Arpt. Sys. Senior Lien, Series 1993 A, 3.70% 9/7/95,
LOC Morgan Guaranty & Canadian Imperial Bank, CP (b)   6,500  6,500
McKinney Ind. Dev. Corp. Ind. Dev. Rev. (Delta Daily Food Inc.
Proj.) Series 1994, 3.50%, LOC Rabo Bank, VRDN (b)   8,500  8,500
North Texas Higher Ed. Student Loan Rev., VRDN: (b)
 Series 1990, 3.75%, LOC SLMA   2,700  2,700
 Series 1991 C, 3.75% (AMBAC Insured) BPA Sallie Mae   5,000  5,000
 Series 1991 F, 3.75% (AMBAC Insured) BPA Sallie Mae   4,500  4,500
 Series 1993 A, 3.75%, LOC Sallie Mae   2,200  2,200
Orange County Navigational & Port Dist. Rev. (Coastal
Films Inc.) 3.90%, LOC NationsBank, VRDN (b)   5,000  5,000
San Antonio Elec. & Gas Sys., Series A, 3.70% 9/8/95, CP   20,000  20,000
San Antonio Hsg. Fin. Auth. Rev., VRDN: (b)
 (Braesview Apts. Proj.) 3.55%, LOC Swiss Bank Corp.   2,100  2,100
 (Mesa Ridge Apts. Proj.) 3.55%, LOC Swiss Bank Corp.   2,100  2,100
San Marcos Ind. Dev. Corp. Ind. Dev. Rev.
(Butler Manufacturing Co.) Series 1995, 3.85%,
LOC NationsBank, VRDN (b)   6,250  6,250
Southeast Hsg. Fin. Corp. Participating VRDN,
Series 1991 C, 4% (Liquidity Facility Bank One) (b) (c)   7,190  7,190
Sunbelt Ind. Dev. Corp. Rev. (Fort Dearborn Lithograph)
3.80%, LOC Nat'l. Bank of Detroit, VRDN (b)   5,000  5,000
Texas Gen. Oblig. TRAN Series 1995 A, 4.75% 8/30/96   37,000  37,257
Texas Dept. of Hsg. & Commty. Affairs Multi-Family Hsg.
Rev. Rfdg. (Remington Hills Development) 3.65%,
LOC Trust Co. Bank, VRDN   5,380  5,380
Texas Small Bus. Ind. Dev. Corp. Rev. (Pub. Facs. Prog.)
3.60%, LOC Credit Suisse, Nat'l. Westminster Bank, VRDN   20,195  20,195
Travis County Hsg. Fin. Corp. Multi-Family Hsg. Rev.
(Primecrest Ltd. Proj.), VRDN: (b)
  Series 1990 A, 3.60%, LOC Algemene Bank   500  500
  Series 1990 B, 3.60%, LOC Algemene Bank   1,200  1,200
Waxahachie Ind. Dev. Auth. Rev. (Rock-Tenn Converting Co.
Proj.) Series 1986, 3.90%, LOC Trust Co. Bank,
VRDN (b)   3,145  3,145
   394,018
UTAH - 0.6%
Intermountain Pwr. Agency Pwr. Supply Rev. Bonds,
Series 1985 E, 3.85% tender 6/17/96,
BPA Bank of America Nat'l. Trust & Savings   10,000  10,000
Salt Lake City Arpt. Rev., Series A, 3.55%,
LOC Credit Suisse, VRDN (b)   4,300  4,300
   14,300
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
VERMONT - 0.4%
Vermont Hsg. Fin. Agcy. Participating VRDN,
Series P 64, 3.75% (AMBAC Insured)
(Liquidity Facility Bayerische Hypotheken) (b) (c)  $ 6,535 $ 6,535
Vermont Ind. Dev. Auth. Rev. (Ryegate Proj.) Series 1990,
3.80%, LOC ABN AMRO, VRDN (b)   3,000  3,000
   9,535
VIRGINIA - 3.3%
Amelia County Facs. Rev. (Chambers Waste Sys. Proj.),
4%, LOC NationsBank, VRDN (b)   4,400  4,400
Amherst Ind. Dev. Auth. Solid Wst. Rev. (Nekoosa Pkg.
Proj.) 4%, LOC Ind. Bank of Japan, VRDN (b)   2,750  2,750
Chesterfield County Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.) Series 1985, 3.75%
tender 9/7/95   4,700  4,700
Halifax County Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.) Series 1992: (b)
  4.30% tender 9/8/95   13,100  13,100
  4% tender 11/8/95   20,000  20,000
Mecklenburg County Ind. Dev. Auth. Rev. (American Bldgs.
Co. Proj.) 4%, LOC Lasalle Nat'l. Bank, VRDN (b)   8,000  8,000
Smyth County Ind. Dev. Auth. Ind. Dev. Rev. (Summit
Dimension Products Proj.) Series 1995, 3.875%,
LOC Wachovia Bank, VRDN (b)   5,100  5,100
Virginia Beach Dev. Auth. Rfdg. Rev. (Ocean Ranch Motel
Corp. Proj.) Series 1993, 3.85%, LOC Nationsbank, VRDN   2,000  2,000
Virginia Hsg. Dev. Auth. Participating VRDN: (b) (c)
 Series PA-80A, 3.75% (Liquidity Facility Merrill Lynch)   5,220  5,220
 Series PA-80B, 3.75% (Liquidity Facility Merrill Lynch)   4,000  4,000
Virginia Hsg. Dev. Auth. Rev. Bonds, Series B, 3.55%
tender 9/12/95 (b)   5,000  5,000
   74,270
WASHINGTON - 6.0%
Klickitat County Pub. Corp. Ind. Dev. Rev. (Rabanco Landfill
Proj.) Series 1990, 4.05%, LOC Bank of America,
VRDN (b)   10,700  10,700
Pierce County Econ. Dev. Corp. Ind. Rev.:
 (America Nichirei Foods Corp.) Series 1987, 4.05%,
 LOC Fuji Bank, VRDN (b)   6,500  6,500
 (Pacific N.W. Baking Co. Proj.) Series 1988, 3.95%,
 LOC Barclays Bank, VRDN (b)   4,875  4,875
Port Angeles Ind. Dev. Corp. Rev.
(Daishowa America Proj.), VRDN: (b)
  Series 1991, 4%, LOC Ind. Bank of Japan   5,500  5,500
  Series 1992, 4%, LOC Ind. Bank of Japan   6,200  6,200
  Series 1992 B, 4%, LOC Ind. Bank of Japan   16,100  16,100
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
WASHINGTON - CONTINUED
Port Bellingham Ind. Dev. Rev. (Sauder Woodcraft Corp.),
4.20%, LOC Bank of America, VRDN (b)  $ 3,880 $ 3,880
Grays Hbr. Ind. Dev. Corp. Solid Wst. Disp. Rev.
(Weyerhaeuser Co. Proj.) 3.85%, VRDN (b)   9,650  9,650
Port Longview Ind. Dev. Corp. Solid Waste Disp. Rev.
(Weyerhaeuser Co. Proj.) Series 1993, 3.85%, VRDN   20,400  20,400
Washington Student Loan Fin. Assoc. Guaranteed Student
Loan Prog. Rev., VRDN: (b)
  Series 1987 A, 3.90%, LOC Sanwa Bank of California   7,000  7,000
  Series 1987 B, 3.90%, LOC Sanwa Bank of California   4,200  4,200
  Series 1988 A, 3.60%, LOC Nat'l. Westminster Bank   15,800  15,800
Washington Commty. Econ. Revitalization Rev.:
 (Flying Food Fare) Series 1990-3, 3.95%
 LOC Ind. Bank of Japan, VRDN (b)   975  975
 (Sanken USA) Series 1988-1, 3.95%,
 LOC Ind. Bank of Japan, VRDN (b)   2,770  2,770
Washington Hsg. Fin. Commission Multi-Family Mtg. Rev.
(Canyon Lake II), 3.95%, LOC U.S. Bank, VRDN (b)   5,935  5,935
Washington Hsg. Fin. Commission Single Family Prog.
Rev. Bonds, Series 1A, 4.10% tender 6/1/96
(FGIC Insured) (b)   9,000  9,000
Washington Pub. Pwr. Supply Sys. Rev. Rfdg.
(Nuclear Proj. #1) Series 1993-1A2, 3.65%,
LOC Ind. Bank of Japan, VRDN   6,295  6,295
   135,780
WEST VIRGINIA - 2.4%
Grant County Poll. Cont. Rev. Bonds (Vepco Proj.)
Series 1986, 4% tender 12/7/95 (b)   7,400  7,400
Marion County Solid Wst. Disp. Rev.
(Grant Town Cogeneration Proj.), VRDN: (b)
  Series 1990 B, 3.80%, LOC Nat'l. Westminster Bank   4,600  4,600
  Series 1990 C, 3.80%, LOC Nat'l. Westminster Bank   7,900  7,900
  Series 1990 D, 3.80%, LOC Nat'l. Westminster Bank   6,500  6,500
West Virginia Pub. Energy Auth. Energy Rev. Bonds
(Morgantown Energy Assoc.): (b)
  3.60% tender 10/6/95, LOC Swiss Bank Corp.   2,600  2,600
  3.85% tender 10/13/95, LOC Swiss Bank Corp.   2,000  2,000
  3.95% tender 11/7/95, LOC Swiss Bank Corp.   16,900  16,900
  4% tender 12/8/95, LOC Swiss Bank Corp.   1,000  1,000
Wood County Ind. Dev. Rev. (AGA Gas Inc. Proj.)
Series 1988, 4.05%, LOC Svenska Handelsbanken,
VRDN (b)   4,800  4,800
   53,700
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
WISCONSIN - 1.6%
Ashwaubenon Ind. Dev. Rev. (Tufco Proj.) Series 1992,
3.80%, LOC Bank One, VRDN (b)  $ 1,750 $ 1,750
Hartford Comm. Dev. Auth. Ind. Dev. Rev. (TNT/Larpen
Supply Proj.) 3.80%, LOC Bank One (b)   2,500  2,500
Jefferson Ind. Dev. Rev. (Generac Corp. Proj.) Series 1994,
3.80%, LOC Nat'l. Bank of Detroit, VRDN (b)   7,200  7,200
Little Chure Ind. Dev. Rev. (Kaukauna Cheese Proj.)
Series 1995, 3.80%, LOC Bank One, VRDN (b)   3,500  3,500
Pleasant Prairie Ind. Dev. Rev. (Muskie Enterprises
Inc. Proj.) Series 1995, 3.80%,
LOC Harris Trust & Savings Bank, VRDN (b)   4,000  4,000
Rhinelander Ind. Dev. Rev. (Red Arrow Prod. Co., Inc.)
Series 1994, 3.80% LOC Bank One, VRDN (b)   7,000  7,000
Wisconsin Gen. Oblig. Participating VRDN, Series 944904,
3.82% (Liquidity Facility Citibank) (b) (c)   9,100  9,100
   35,050
WYOMING - 0.5%
Sweetwater County Envir. Improv. Rev. Bonds
(Pacificorp Proj.) Series 1990 A:
  3.80% tender 10/13/95,
  LOC Nat'l. Westminster Bank   4,420  4,420
  4% tender 9/18/95, LOC Nat'l. Westminster Bank   6,400  6,400
   10,820
TOTAL INVESTMENTS - 100%  $ 2,251,616
Total Cost for Income Tax Purposes  $ 2,251,616

SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b)Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)Provides evidence of ownership in one or more underlying municipal bonds.
(d)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Tennessee Hsg. Dev. Agcy.
Rev. Bonds Series PT-59A,
4.10% tender 12/7/95
(Liquidity Facility
Credit Suisse)  6/1/95 $ 13,705,000
INCOME TAX INFORMATION
At August 31 1995, the fund had a capital loss carryforward of approximately $73,900 of which $900, $700, $45,800, and $26,500 will expire on August 31, 1999, 2001, 2002, and 2003, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) AUGUST 31, 1995

4.ASSETS                                                          5.         6.

7.Investment in securities, at value - See accompanying           8.         $ 2,251,616
schedule

9.Cash                                                            10.         5,401


11.Interest receivable                                            12.         12,199

13. 14.TOTAL ASSETS                                               15.         2,269,216

16.LIABILITIES                                                    17.        18.

19.Payable for investments purchased                              $ 55,527   20.

21.Share transactions in process                                   6,635     22.

23.Distributions payable                                           173       24.

25.Accrued management fee                                          751       26.

27. 28.TOTAL LIABILITIES                                          29.         63,086

30.31.NET ASSETS                                                  32.        $ 2,206,130

33.Net Assets consist of:                                         34.        35.

36.Paid in capital                                                37.        $ 2,206,201

38.Accumulated net realized gain (loss) on investments            39.         (71)

40.41.NET ASSETS, for 2,206,201 shares outstanding                42.        $ 2,206,130

43.44.NET ASSET VALUE, offering price and redemption              45.         $1.00
price per share ($2,206,130 (divided by) 2,206,201 shares)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS YEAR ENDED AUGUST 31, 1995

46.47.INTEREST INCOME                              48.        $ 87,642

49.EXPENSES                                        50.        51.

52.Management fee                                  $ 11,137   53.

54.Non-interested trustees' compensation            12        55.

56. Total expenses before reductions                11,149    57.

58. Expense reductions                              (2,230)    8,919

59.60.NET INTEREST INCOME                          61.         78,723

62.63.NET REALIZED GAIN (LOSS) ON INVESTMENTS      64.         (26)


65.66.NET INCREASE IN NET ASSETS RESULTING FROM    67.        $ 78,697
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     YEARS ENDED AUGUST 31,

                                                         1995                     1994

68.INCREASE (DECREASE) IN NET ASSETS

69.Operations                                            $ 78,723                 $ 52,700
Net interest income

70. Net realized gain (loss)                              (26)                     (44)

71. 72.NET INCREASE (DECREASE) IN NET ASSETS              78,697                   52,656
RESULTING FROM OPERATIONS

73.Distributions to shareholders from net interest        (78,723)                 (52,700)
income

74.Share transactions at net asset value of $1.00 per     3,154,447                3,611,432
share
Proceeds from sales of shares

75. Reinvestment of distributions from net interest       75,335                   50,122
income

76. Cost of shares redeemed                               (3,311,498)              (3,069,334)

77.78.                                                    (81,716)                 592,220
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES
RESULTING FROM SHARE TRANSACTIONS

79.  80.TOTAL INCREASE (DECREASE) IN NET ASSETS           (81,742)                 592,176

81.NET ASSETS                                            82.                      83.

84. Beginning of period                                   2,287,872                1,695,696

85. End of period                                        $ 2,206,130              $ 2,287,872


FINANCIAL HIGHLIGHTS

86.                               YEARS ENDED AUGUST 31,                                 JANUARY 14, 1991
                                                                                         (COMMENCEMENT
                                                                                         OF OPERATIONS) TO
                                                                                         AUGUST 31,

87.                               1995                     1994      1993      1992      1991

88.SELECTED PER-SHARE DATA

89.Net asset value,               $ 1.000                  $ 1.000   $ 1.000   $ 1.000                       $ 1.000
beginning of period

90.Income from Investment          .035                     .025      .026      .038                          .030
Operations
Net interest income

91.Less Distributions              (.035)                   (.025)    (.026)    (.038)                        (.030)
From net interest income

92.Net asset value,               $ 1.000                  $ 1.000   $ 1.000   $ 1.000                       $ 1.000
end of period B

93.TOTAL RETURN                    3.59%                    2.50%     2.66%     3.91%                         3.03%

94.RATIOS AND SUPPLEMENTAL DATA

95.Net assets, end of period      $ 2,206                  $ 2,288   $ 1,696   $ 1,303                       $ 424
(in millions)

96.Ratio of expenses to            .40%                     .33%      .27%      .20%                          .09%A
average net assets

97.Ratio of expenses to            .50%                     .50%      .50%      .50%                          .50%A
average net assets before
expense reductions

98.Ratio of net interest           3.53%                    2.48%     2.61%     3.67%                         4.69%A
income to average net
assets


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN. SEE
NOTE 4 OF NOTES TO FINANCIAL STATEMENTS.
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Municipal Money Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. Accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $13,705,000 or 0.6% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $35,847 for the period.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect, and after reducing the fee for any payments by FMR pursuant to the fund's Distribution and Service Plan.
4. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .40% of average net assets. For the period, the reimbursement reduced the fund's expenses by $2,230,000. In addition, through December 31, 1995, FMR has agreed to limit the fund's total operating expenses to an annual rate of .45% of average net assets. REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of
Fidelity Union Street Trust II:
Spartan Municipal Money Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Union Street Trust II: Spartan Municipal Money Fund, including the schedule of portfolio investments, as of August 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period January 14, 1991(commencement of operations) to August 31, 1991. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Union Street Trust II: Spartan Municipal Money Fund as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, and for the period January 14, 1991 (commencement of operations) to August 31, 1991, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Dallas, Texas
September 27, 1995
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
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OVERNIGHT EXPRESS
Fidelity Investments
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Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
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CALIFORNIA
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LOUISIANA
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MAINE
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MARYLAND
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MASSACHUSETTS
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Boston, MA
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MICHIGAN
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MINNESOTA
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MISSOURI
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NEW JERSEY
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NEW YORK
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 Americas
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NORTH CAROLINA
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TENNESSEE
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TEXAS
10000 Research Boulevard
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7001 Preston Road
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1155 Dairy Ashford
Houston, TX
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Houston, TX
1010 Lamar Street
Houston, TX
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Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

















Page 39 = BLANK
Do NOT strip-in this type
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Scott Orr, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
  and
UMB Bank, n.a.
Kansas City, MO
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S TAX-FREE
MONEY MARKET FUNDS
California Tax-Free Money Market
Connecticut Municipal Money Market
Massachusetts Tax-Free Money Market
Michigan Municipal Money Market
New Jersey Tax-Free Money Market
New York Tax-Free Money Market
Ohio Municipal Money Market
Spartan Arizona Municipal Money Market
Spartan California Municipal
Money Market
Spartan Connecticut Municipal
Money Market
Spartan Florida Municipal Money Market
Spartan Massachusetts Municipal
Money Market
Spartan Municipal Money Fund
Spartan New Jersey Municipal
Money Market
Spartan New York Municipal
Money Market
Spartan Pennsylvania Municipal
Money Market
Tax-Exempt Money Market
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE